                          THE SARATOGA ADVANTAGE TRUST
                               SEMI ANNUAL REPORT
                            AS OF FEBRUARY 28, 1997

                               TABLE OF CONTENTS

President's
Letter.............................................................. Page 1

Investment
Review.............................................................. Page 3

Schedules of
Investments......................................................... Page 10

Statements of Assets and
Liabilities......................................................... Page 28

Statements of
Operations.......................................................... Page 29

Statements of Changes in Net
Assets.............................................................. Page 30

Notes to Financial
Statements.......................................................... Page 32

Financial
Highlights.......................................................... Page 35

        This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

                             TRUSTEES AND OFFICERS

Joseph M. La Motta                              Trustee, Chairman
Bruce E. Ventimiglia                            Trustee, President
Lacy B. Herrmann                                Trustee
George Loft                                     Trustee
Patrick H. McCollough                           Trustee
Scott C. Kane                                   Vice President
Stephen Ventimiglia                             Vice President
Sheldon Siegel                                  Treasurer
Deborah Kaback                                  Secretary
Richard Peteka                                  Assistant Treasurer
Thomas E. Duggan                                Assistant Secretary




Investment Manager                          Distributor

Saratoga Capital Management                 OCC Distributors
33 Maiden Lane                              Two World Financial Center
New York, NY  10038-4578                    New York, NY  10080-6116

Transfer and Shareholder Servicing Agent    Custodian

State Street Bank and Trust Company         State Street Bank and Trust Company
P.O. Box 8514                               P.O. Box 351
Boston, MA  02266                           Boston, MA  02101

                          THE SARATOGA ADVANTAGE TRUST

                       Semi-Annual Report to Shareholders

April 22, 1997

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the Trust).

This report covers the six months from September 1, 1996 through February 28, 1997, a period of positive domestic stock and bond investment returns. During this period of time, U.S. stocks provided a total return of 22.5%, as measured by the Standard & Poor's 500 Index, while the total return for bonds was 4.5%, as gauged by the Lehman Intermediate Government/Corporate Bond Index. International stocks also produced positive returns during the period, gaining 2.3% as reported by the Morgan Stanley Europe, Australia and Far East (EAFE) Index.

Pursue Your Long-Term Goals With A Sensible Asset Allocation Strategy

Recent volatility in the stock and bond markets has caused many investors to reevaluate their investment balance (asset allocation) between stock, bond and money market investments. As the financial markets go through their cycles over time, the multiple investment asset class structure of the Saratoga Advantage Trust provides you with the ability to react to economic, market and personal changes by reallocating your assets within the Trust to structure a portfolio that makes sense for current conditions. Through consultations with your financial advisor, you have the opportunity to establish as conservative or aggressive a posture as you prefer.

It's Time In The Market That Counts, Not Timing The Market

Developing an asset allocation strategy that you are comfortable with will help you stay invested over the long-term to try to achieve your investment goals. The importance of "staying power" is illustrated by the following:

1. The stock market, as measured by the S&P 500, returned an average of 17.5% per year during the decade of the 1980's.

2. During this ten year period there were 2,528 trading days that the stock market was open for business.

3. If you missed just the best 40 days of the decade (only 4 days per year on average) your return would have been only 3.9% per year. That's 13.6 percentage points per year less than you would have received if you stayed in the market throughout the decade.*

         *  Source:  Datastream, Ibbotson Associates, and Bernstein estimates.


Investment success, like most good things in life, usually requires patience and discipline. A well established asset allocation strategy can help you stay invested over the long-term.

Utilize Professional Management With Your Asset Allocation Strategy

Each of the Saratoga Advantage Trust's portfolios is advised by a nationally renowned institutional money management organization with a special expertise in their particular investment discipline. They are the same managers who invest the portfolios for some of the nation's largest corporations, pension funds and foundations. Their collective years of experience, advanced research capabilities and superior management skills are usually not available to most investors.

Remember, investors should primarily focus on longer term results over statistically significant time periods such as three years or longer. Following you will find specific information on the investment strategy and performance of each of the portfolios. As always, we encourage you to speak with your financial advisor if you have any questions about your investment in the Trust or your allocation of assets among the portfolios.

Finally, pursuant to the recent proxy statement regarding the Saratoga Advantage Trust, the shareholders have approved a new management agreement between the Trust, on behalf of each Portfolio, and Saratoga Capital Management, the Manager of the Trust. Shareholders also approved new investment advisory agreements between the Manager and each of the Portfolios' advisors. The material terms of these agreements are identical to the terms of the old agreements. In addition, Unified Management Corporation will become the Trust's distributor and Unified Advisers, Inc. will serve as the Trust's administrator, four trustees of the Trust were elected and KPMG Peat Marwick LLP was selected to continue as the independent accounting firm for the Trust.

We remain dedicated to serving your investment needs. Thank you for investing with us.

Sincerely,

Bruce E. Ventimiglia
President and Chief Executive Officer

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                  Advised by:
                          Sterling Capital Management
                           Charlotte, North Carolina

Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities and related repurchase agreements issued by the United States Government, its agencies and instrumentalities.

                                            U.S. Government                90 Day T-Bills
              7-Day                           Money Market                Average Discount
         Compound Yield                         Portfolio                      Yield
----------------------------------      -------------------------     ------------------------
             2/28/97                              4.4%                         5.0%

         Total Aggregate                   U.S. Government                  Lipper U.S.
      Return for the Period                  Money Market                 Treasury Money
     Ended February 28, 1997                   Portfolio                  Market Index(1)
----------------------------------      -------------------------     ------------------------
    Since Inception (9/1/94)*                     4.8%                         4.9%

        3/1/96 - 2/28/97                          4.3%                         4.7%

        9/1/96 - 2/28/97                          2.1%                         2.3%

*Annualized performance for periods greater than one year.

By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

The Portfolio was invested primarily in U.S. Government Agency Notes as of February 28, 1997, due to the higher yields versus Treasury Bills. The average dollar-weighted portfolio maturity was 69 days compared with a maximum allowable average maturity of 90 days. Since the winter of 1996 the Federal Reserve has held the Fed Funds rate steady at 5.25%. The average maturity of the Portfolio has remained in a range from 55 to 70 days since last fall in an environment of stable inflation and moderate growth.

   Shares of the U.S. Government Money Market Portfolio are not guaranteed or insured by the U.S. Government. There can be no assurance that the
        U.S. Government Money Market Portfolio will be able to maintain a constant net asset value of $1.00 per share.


1. The Lipper U.S. Treasury Money Market Fund Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

    Past performance is not indicative of future results.

                       INVESTMENT QUALITY BOND PORTFOLIO
                                  Advised by:
                           Fox Asset Management, Inc.
                           Little Silver, New Jersey

Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of investment quality, actively managed fixed income securities.

                                                                     Lipper
         Total Aggregate                                       Short-Intermediate
             Return                    Investment Quality       Investment Grade
     Ended February 28, 1997             Bond Portfolio        Debt Funds Index(1)
----------------------------------    ---------------------    -------------------
    Since Inception (9/1/94)*                 5.7%                    6.8%

        3/1/96 - 2/28/97                      3.7%                    4.4%

        9/1/96 - 2/28/97                      3.8%                    4.1%

* Annualized performance for periods greater than one year.

The Portfolio seeks to provide high income by investing primarily in investment grade bonds with maturities between 2 and 10 years. In the 12 months ended February 28, 1997, the Portfolio distributed dividends of $.51 per share.

Investments are normally divided approximately evenly between U.S. Government and corporate securities. Due to the current phenomenon of tight supply and only a slight yield advantage available in corporate securities, there is greater emphasis on U.S. Government holdings at this time.

Fox will continue to focus on those instruments that offer improving credit quality, liquidity, and the highest possible total return. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of
3.5 years, and an average duration of 3.0 years in the Portfolio.

Other portfolio statistics as of February 28, 1997 are as follows: Average weighted yield-to-maturity was 6.4%, average weighted coupon was 6.5% and the average Moody's Rating was Aa2 with 21 fixed income issues held.

1. The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

   Past performance is not indicative of future results.

                            MUNICIPAL BOND PORTFOLIO
                                  Advised by:
                                 OpCap Advisors
                               New York, New York

Objective: Seeks a high level of interest income exempt from federal income taxation, consistent with prudent investment management and the preservation of capital.

          Total Aggregate                                        Lipper General
       Return for the Period             Municipal Bond          Municipal Debt
      Ended February 28, 1997               Portfolio            Funds Index(1)
------------------------------------   --------------------    --------------------
     Since Inception (9/1/94)*                5.5%                    6.9%

          3/1/96-2/28/97                      3.9%                    4.0%

          9/1/96-2/28/97                      4.1%                    4.6%

* Annualized performance for periods greater than one year.

Though longer term municipal yields were lowered by 25 basis points during the past 6 months, market anxieties continue to be present as Federal Reserve Chairman Greenspan has warned the investment community that he is apt to raise short term rates in order to stave off inflationary pressures in the economy. His perceived intentions have sent yields on an upward path. Still, inflation is no more evident today than it was six months ago. And one wonders whether such favorable real rates will attract global buyers and keep yields from rising too much higher. The economy is strong, but is without the concomitant inflation which has historically coincided with a prolonged economic boom.

The municipal market has slightly outperformed the taxable market due to large amounts of redemptions and coupon payments in January which were reinvested into tax-exempts. The year-long erosion of tax reform fears which wreaked havoc on the market in 1995 has also aided municipals.

We continue to invest in high quality municipals as quality spreads between the higher and lower end of investment grade securities are still narrow. The average quality of the Trust is AA+. We continue to favor the general obligation sector (34% of portfolio) which has benefited from increased municipal revenues due to the strength of the economy.

1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

   Past performance is not indicative of future results.

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                  Advised by:
                                 OpCap Adviors
                               New York, New York

Objective: Seeks total return consisting of capital appreciation and dividend income by investing in a diversified portfolio of common stocks that are believed to be undervalued in the market and offer above-average price appreciation potential.

        Total Aggregate               Large Capitalization           Lipper Growth &
             Return                      Value Portfolio           Income Funds Index(1)
---------------------------------    ------------------------     ----------------------
   Since Inception (9/1/94)*                  23.7%                       20.9%

        3/1/96 - 2/28/97                      20.6%                       21.2%

        9/1/96 - 2/28/97                      15.0%                       18.6%

* Annualized performance for periods greater than one year.

The Saratoga Large Capitalization Value Portfolio is designed for the long-term investor who seeks to preserve capital and make it grow. As disciplined value investors, we seek to invest in superior companies at reasonable prices. Our philosophy is based on the concept that the single most important determinant of whether a stock will increase in value is the rate of return on invested capital within the company. We believe companies with high returns can increase their value for extended periods. Therefore, we look for companies with the above-average returns where those returns are protected by strong competitive positions, and we want to buy those companies at what we consider to be reasonable prices.

Strong contributors to performance included Ace Ltd., EXEL Ltd., Adaptec Inc., Citicorp and Federal Home Loan Mortgage Corporation.


The Portfolio owned the common stocks of 43 companies as of February 28, 1997. The five largest holdings were EXEL Ltd., a strong capitalized specialty insurance company; Ace Ltd., one of the leading providers of excess liability insurance in the world; Wells Fargo & Co., provider of banking services to retail, commercial, agribusiness, real estate and small-business customers, mainly in California; Citicorp, the largest banking company in the United States; and Tenet Healthcare Corp., the second largest publicly traded hospital management company.

1. The Lipper Growth & Income Funds Index consists of the 30 largest mutual funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

   Past performance is not indicative of future results.

                     LARGE CAPITALIZATION GROWTH PORTFOLIO
                                  Advised by:
                     Harris Bretall Sullivan & Smith, Inc.
                           San Francisco, California

Objective: Seeks capital appreciation by investing in a diversified portfolio of common stocks that, in the advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.

         Total Aggregate
      Return for the Period            Large Capitalization        Lipper Growth Funds
     Ended February 28, 1997             Growth Portfolio                Index(1)
----------------------------------    ------------------------    ----------------------
    Since Inception (9/1/94)*                  19.9%                      20.2%

        3/1/96 - 2/28/97                       18.7%                      18.0%

        9/1/96 - 2/28/97                       19.1%                      16.7%

* Annualized performance for periods greater than one year.

Harris Bretall Sullivan & Smith, Inc. (HBSS) analyzes a universe of approximately 300 established, high quality, U.S. based companies and ranks them relative to each other and the S&P 500. This relative ranking is based on present value, trends in current earnings and price performance. The Portfolio is invested in stocks that rank in the top one third of this universe. All investment decisions are made through a team approach. This team, called the strategy team, meets fours times a week to set the firm's economic framework and review specific holdings, recent news announcements and company data.

At the end of February, the Portfolio was invested in 42 stocks. Technology continues to be a major investment theme of the Portfolio. The advisor believes that technology is creating exceptional opportunities for astute management. The Portfolio is invested not only in companies that are developing new technologies, but also those that are using technology to gain market share and increase productivity.

Additionally the Portfolio is invested in companies with "global franchises". The advisor believes that as the global marketplace continues to evolve, U.S. based companies with worldwide brand recognition will be the major benefactor. As of the end of February, 1997, one third of the Portfolio was invested in companies that the advisor feels have established "global franchises". Included in this group are: American International Group Inc., Cisco Systems Inc., Citicorp, Colgate-Palmolive Co., The Walt Disney Co., General Electric Co., Gillette Co., Hewlett-Packard Co., Intel Corp., Johnson & Johnson, Merck & Co. Inc., McDonalds Corp., Microsoft Corp., and Pfizer, Inc.

1. The Lipper Growth Funds Index consists of the 30 largest mutual funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

   Past performance is not indicative of future results.

                         SMALL CAPITALIZATION PORTFOLIO
                                  Advised by:
                         Axe-Houghton Associates, Inc.
                              Rye Brook, New York

Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of common stocks of small capitalization growth companies.

        Total Aggregate                     Small
     Return for the Period              Capitalization          Lipper Small Cap
    Ended February 28, 1997               Portfolio               Funds Index(1)
---------------------------------    ---------------------    ---------------------
   Since Inception (9/1/94)*                10.2%                    16.5%

        3/1/96 -2/28/97                      0.8%                     7.2%

         9/1/96-2/28/97                     -9.2%                     0.9%

* Annualized performance for periods greater than one year.

Investor Note: As of April 15, 1997, the Saratoga Small Capitalization Portfolio is being advised by Thorsell, Parker Partners, Inc. of Westport, Connecticut. Richard Thorsell, the Chief Investment Officer of Thorsell,

Parker, is managing the Portfolio. Mr. Thorsell has had extensive portfolio management experience, earlier he was with Fidelity Management as the founder and first leader of the fund group which specialized in small to mid-size stocks. He was also the Chairman of the Investment Committee at PaineWebber. In addition, he received an MBA from the Harvard Business School and is the author of Investing on Your Own, a book on small capitalization stocks.

Axe- Houghton invests in growth companies with stock market capitalizations of up to $1 billion and holds existing positions up to a maximum value of $2 billion, at which point profits are typically taken. As of February 28, 1997, there were sixty stocks in the Portfolio. The Portfolio remains nearly fully-invested, with major commitments in technology, consumer spending, and healthcare. Major holdings include: COREStaff Inc. (temporary services) and La Quinta Inns, Inc. (hotel chain). Each of these companies is characterized by high rates of growth, favorable returns on equity and the potential for continued reinvestment of earnings to expand their businesses. The fourth quarter of calendar year 1996 and January/February 1997 have been particularly difficult periods for growth stocks. But just as these stocks can be volatile on the downside, their movement can be dramatic on the upside.

1. The Lipper Small Cap Funds Index consists of the 30 largest mutual funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

   Past performance is not indicative of future results.

                         INTERNATIONAL EQUITY PORTFOLIO
                                  Advised by:
                               Ivory & Sime Inc.
                              Edinburgh, Scotland

Objective: Seeks capital appreciation by investing primarily in a diversified portfolio of securities of companies headquartered outside the United States.

                                                                  Morgan Stanley
          Total Aggregate                  International            EAFE Index
               Return                     Equity Portfolio       (U.S. Dollars)(1)
-------------------------------------    -------------------    -------------------
     Since Inception (9/1/94)*                  1.3%                   4.2%

          3/1/96 - 2/28/97                      6.4%                   3.2%

          9/1/96 - 2/28/97                      6.6%                   2.3%

* Annualized performance for periods greater than one year.


Most international markets have performed well over the last six months in local currency terms. The strength of the dollar has, however, diminished this return for U.S. investors. For example, the dollar has appreciated by about 14% against the Deutsche Mark over the period. The Japanese stockmarket has been a notable under-performer in both local and dollar terms. The reasons for the disappointing returns in the region have been concerns over the outlook for economic growth and the stability of certain financial institutions.

Ivory & Sime focuses on areas of the world outside the U.S. that are expected to experience superior economic growth. Individual stock selection is based on detailed fundamental analysis and a strong emphasis on visiting the companies in which investments are made.

As of February 28, 1997, major weightings in the Portfolio were as follows:
24.9% in Japan, 32.8% in Continental Europe, 13.5% in Asia (ex Japan), 16.9% in the U.K. and 4.3% in Latin America.

Some of the Portfolio's recent acquisitions include: SGS Thomson, a niche player in the semiconductor market and Telefonica de Espana, Spain's dominant telecom operator which is benefiting from strong growth domestically and in Latin America.

1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

   Past performance is not indicative of future results.

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

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

            Principal
              Amount                                                                                    Value
         -----------------                                                                         -----------------

                                     Federal Farm Credit Bank - 7.7%
               $1,500,000               5.16%, 4/30/97                                                   $1,487,100
                  185,000               5.24%, 3/03/97                                                      184,946
                   85,000               5.25%, 5/02/97                                                       84,231
                  210,000               5.26%, 3/04/97                                                      209,908
                  135,000               5.50%, 5/01/97                                                      134,958
                                                                                                   -----------------
                                     Total Federal Farm Credit Bank
                                        (cost--$2,101,143)                                               $2,101,143
                                                                                                   -----------------

                                     Federal Home Loan Bank - 23.9%
               $1,455,000               5.15%, 3/04/97                                                   $1,454,376
                3,080,000               5.17%, 3/13/97                                                    3,074,692
                  275,000               5.26%, 3/03/97                                                      274,920
                  525,000               5.36%, 5/16/97                                                      519,059
                1,200,000               5.625%, 12/03/97                                                  1,200,000
                                                                                                   -----------------
                                     Total Federal Home Loan Bank
                                        (cost--$6,523,047)                                               $6,523,047
                                                                                                   -----------------

                                     Federal Home Loan Mortgage Corporation - 34.3%
               $4,200,000               5.15%, 3/13/97                                                   $4,192,790
                3,200,000               5.16%, 3/31/97                                                    3,186,240
                2,000,000               5.515%, 1/02/98                                                   1,997,335
                                                                                                   -----------------
                                     Total Federal Home Loan Mortgage Corporation
                                        (cost--$9,376,365)                                               $9,376,365
                                                                                                   -----------------


                                     Federal National Mortgage Association - 30.2%
               $1,750,000               5.18%, 5/13/97                                                   $1,731,618
                4,965,000               5.20%, 3/06/97                                                    4,961,414
                  100,000               5.20%, 3/13/97                                                       99,827
                  450,000               5.22%, 7/21/97                                                      440,735
                1,000,000               5.60%, 1/16/98                                                      999,153
                                                                                                   -----------------
                                     Total Federal National Mortgage Association
                                        (cost--$8,232,747)                                               $8,232,747
                                                                                                   -----------------

                                     U.S. Treasury Bill - 3.6%
               $1,000,000               5.19%, 4/03/97
                                        (cost--$995,242)                                                   $995,242
                                                                                                   -----------------

         Total Investments
            (cost--$27,228,544)                                                         99.7%           $27,228,544

         Other Assets in Excess of
            Other Liabilities                                                            0.3                 74,122
                                                                                      -----------  -----------------

         Total Net Assets                                                               100.0%          $27,302,666
                                                                                      ===========  =================

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

INVESTMENT QUALITY BOND PORTFOLIO

            Principal
              Amount                                                                 Value
         -----------------                                                      -----------------
                                     U.S. TREASURY NOTES - 59.3%
               $3,050,000               5.625%, 11/30/00                              $2,978,996
                6,000,000               6.125%, 9/30/00                                5,963,460
                3,650,000               6.75%, 5/31/99                                 3,695,041
                                                                                -----------------
                                     Total U.S. Treasury Notes
                                        (cost--$12,655,783)                          $12,637,497
                                                                                -----------------
                                     CORPORATE NOTES & BONDS - 36.7%
                                     Automotive - 3.0%
                 $225,000            Ford Motor Credit Corp.
                                        7.75%, 10/01/99                                 $231,467
                  400,000            General Motors Acceptance Corp.
                                        7.75%, 1/15/99                                   409,156
                                                                                -----------------
                                                                                         640,623
                                                                                -----------------
                                     Banking - 2.7%
                  600,000            Nationsbank Corp.
                                        5.375%, 4/15/00                                  579,918
                                                                                -----------------
                                     Chemicals - 2.7%
                  550,000            du Pont (E.I.) de Nemours & Co.
                                        8.50%, 2/15/03                                   579,205
                                                                                -----------------
                                     Computers - 1.9%
                  400,000            International Business Machines Corp.
                                        6.375%, 6/15/00                                  398,056
                                                                                -----------------
                                     Conglomerate - 1.1%
                  250,000            General Electric Co.
                                        5.50%, 11/01/01                                  237,260
                                                                                -----------------
                                     Drugs & Medical Products - 1.7%
                  350,000            American Home Products Corp.
                                        7.70%, 2/15/00                                   360,864

                                                                                -----------------
                                     Entertainment - 2.3%
                  500,000            The Walt Disney Co.
                                        6.375%, 3/30/01                                  495,265
                                                                                -----------------
                                     Healthcare Services - 2.5%
                  500,000            Tenet Healthcare Corp.
                                        8.625%, 12/03/01                                 526,250
                                                                                -----------------
                                     Miscellaneous Financial Services - 10.8%
                  350,000            Associates Corp. of North America
                                        6.25%, 9/15/00                                   345,972
                                     Bear Stearns & Co.
                  250,000               5.75%, 2/15/01                                   241,295
                  350,000               7.625%, 9/15/99                                  359,110
                1,050,000            Dean Witter Discover & Co.
                                        6.75%, 8/15/00                                 1,052,394
                   50,000            Lehman Brothers, Inc.
                                        9.875%, 10/15/00                                  54,408
                  250,000            Morgan Stanley Group
                                        5.75%, 2/15/01                                   241,045
                                                                                -----------------
                                                                                       2,294,224
                                                                                -----------------
                                     Oil/Gas - 1.3%
                  260,000            Amoco Canada Petroleum Co. Ltd.
                                        7.25%, 12/01/02                                  266,744
                                                                                -----------------

February 28, 1997

-------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

-------------------------------------------------------------------------------

INVESTMENT QUALITY BOND PORTFOLIO (cont'd)

            Principal
              Amount                                                                        Value
         -----------------                                                             -----------------
                                     Resource Recovery - 3.5%
                 $750,000            WMX Technologies, Inc.
                                        7.125%, 6/15/01                                        $758,310
                                                                                       -----------------
                                     Utility - 3.2%
                  700,000            Southern California Edison Co.
                                        5.875%, 1/15/01                                         679,434
                                                                                       -----------------
                                     Total Corporate Notes & Bonds
                                        (cost--$7,859,498)                                   $7,816,153
                                                                                       -----------------
         Total Investments
            (cost--$20,515,281)                                              96.0%          $20,453,650

         Other Assets in Excess of
            Other Liabilities                                                 4.0               855,264
                                                                          -----------  -----------------

         Total Net Assets                                                   100.0%          $21,308,914
                                                                          ===========  =================

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

MUNICIPAL BOND PORTFOLIO

              Principal
               Amount                                                                                        Value
          ------------------                                                                           ------------------
                                      MUNICIPAL NOTES & BONDS - 97.8%
                                      CALIFORNIA - 13.7%
                                      Education - 7.4%
                                      California State Public Works Board Lease Revenue
                                         California State University Projects
                   $250,000              5.375%, 10/01/17                                                       $241,093
                     50,000              6.00%, 9/01/15                                                           50,933
                    200,000           Lafayette, California Elementary School District
                                         5.90%, 5/15/18                                                          203,260
                                                                                                       ------------------
                                                                                                                 495,286
                                                                                                       ------------------
                                      General Obligation - 3.0%
                    200,000           California State Revenue Anticipation Notes
                                         4.50, 6/30/97                                                           200,637
                                                                                                       ------------------
                                      Power/Utility - 2.2%
                    150,000           Southern California Public Power Authority
                                         Power Project Revenue (Series A)
                                         5.50%, 7/01/12 (AMBAC insured)                                          151,084
                                                                                                       ------------------
                                      Water/Sewer - 1.1%
                     75,000           San Francisco, California City & County Public Utilities
                                         Community Water Revenue (Series A)
                                         6.00%, 11/01/15                                                          77,278
                                                                                                       ------------------
                                                                                                                 924,285
                                                                                                       ------------------
                                      COLORADO - 2.3%
                                      Health/Hospital
                    150,000           Denver, Colorado City & County Revenue
                                         Childrens Hospital Association Project
                                         6.00%, 10/01/15                                                         154,761
                                                                                                       ------------------
                                      CONNECTICUT - 4.7%
                                      General Obligation - 4.4%

                    300,000           Hartford, Connecticut General Obligation Bonds
                                         5.30%, 12/15/15                                                         293,757
                                                                                                       ------------------
                                      Housing - 0.3%
                     20,000           Connecticut State Housing Finance Authority
                                         Housing Mortgage Financing Program (Series B)
                                         6.50%, 5/15/18                                                           20,741
                                                                                                       ------------------
                                                                                                                 314,498
                                                                                                       ------------------
                                      FLORIDA - 2.6%
                                      Education - 0.5%
                     35,000           Dade County, Florida School Board
                                         Certificates of Participation (Series A)
                                         5.75%, 5/01/12 (MBIA insured)                                            35,772
                                                                                                       ------------------
                                      General Obligation - 1.0%
                     75,000           Florida State Board of Education Capital Outlay (Series D)
                                         5.25%, 6/01/23                                                           69,561
                                                                                                       ------------------
                                      Sales Tax - 0.8%
                     50,000           St. Petersburg, Florida Professional Sports Facilities
                                         Sales Tax Revenue
                                         5.60%, 10/01/15 (MBIA insured)                                           50,366
                                                                                                       ------------------
                                      Turnpike/Toll - 0.3%
                     20,000           Orlando & Orange County Expressway Authority
                                         Florida Expressway Revenue (Series A)
                                         5.00%, 7/01/17 (FGIC insured)                                            18,371
                                                                                                       ------------------
                                                                                                                 174,070
                                                                                                       ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

MUNICIPAL BOND PORTFOLIO (cont'd)

              Principal
               Amount                                                                                        Value
          ------------------                                                                           ------------------

                                      GEORGIA - 11.3%
                                      Airports - 4.7%
                   $305,000           Atlanta, Georgia Airport Facilities Revenue
                                         6.25%, 1/01/21                                                         $313,970
                                                                                                       ------------------
                                      Education - 3.3%
                    215,000           Jackson County, Georgia School District
                                         6.00%, 7/01/14 (MBIA insured)                                           224,028
                                                                                                       ------------------
                                      General Obligation - 3.3%
                    200,000           Georgia State General Obligation Bonds (Series B)
                                         6.25%, 4/01/07                                                          222,294
                                                                                                       ------------------
                                                                                                                 760,292
                                                                                                       ------------------
                                      IOWA - 0.8%
                                      Water/Sewer
                     50,000           West Des Moines, Iowa Water Revenue
                                         6.80%, 12/01/13 (AMBAC insured)                                          54,816
                                                                                                      ------------------
                                      KENTUCKY - 1.5%
                                      Turnpike/Toll
                    100,000           Kentucky State Turnpike Authority
                                         Economic Development Road Revenue
                                         5.625%, 7/01/15 (AMBAC insured)                                         100,732
                                                                                                       ------------------
                                      LOUISIANA - 2.3%
                                      General Obligation
                    150,000           New Orleans, Louisiana General Obligation Bonds
                                         6.125%, 10/01/16                                                        156,680
                                                                                                       ------------------

                                      MARYLAND - 4.7%
                                      Resource Recovery
                    300,000           Maryland State Energy Financing Administration
                                         Solid Waste Disposal Revenue Wheelabrator Water Projects
                                         6.30%, 12/01/10                                                         313,458
                                                                                                       ------------------
                                      MASSACHUSETTS - 1.5%
                                      General Obligation - 0.8%
                     50,000           Lowell, Massachusetts General Obligation Bonds
                                         6.05%, 4/01/11                                                           52,579
                                                                                                       ------------------
                                      Transportation - 0.7%
                     50,000           Massachusetts Bay Transportation Authority
                                         General Transportation System (Series B)
                                         5.90%, 3/01/24                                                           50,522
                                                                                                       ------------------
                                                                                                                 103,101
                                                                                                       ------------------
                                      MICHIGAN - 6.0%
                                      General Obligation - 4.2%
                    250,000           Michigan Municipal Bond Authority Revenue
                                         6.50%, 10/01/09                                                         282,813
                                                                                                       ------------------
                                      Pollution Control - 1.8%
                    125,000           Michigan State Environmental Protection Program
                                         5.40%, 11/01/19                                                         119,790
                                                                                                       ------------------
                                                                                                                 402,603
                                                                                                       ------------------
                                      MISSOURI - 0.7%
                                      Housing
                     45,000           Missouri State Housing Development Community
                                         Single Family Mortgage Revenue
                                         6.90%, 7/01/18                                                           47,369
                                                                                                       ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

MUNICIPAL BOND PORTFOLIO (cont'd)

              Principal
               Amount                                                                                        Value
          ------------------                                                                           ------------------
                                      NEBRASKA - 0.6%
                                      Power/Utility
                    $40,000           Omaha Public Power Distribution (Series C)
                                         5.50%, 2/01/14                                                          $40,706
                                                                                                       ------------------
                                      NEVADA - 4.2%
                                      General Obligation - 1.9%
                     50,000           Clark County, Nevada General Obligation Bonds (Series B)
                                         6.00%, 6/01/16 (AMBAC insured)                                           53,498
                     75,000           Nevada State General Obligation Bonds
                                         Municipal Bond Bank (Series A)
                                         5.50%, 11/01/20                                                          73,439
                                                                                                       ------------------
                                                                                                                 126,937
                                                                                                       ------------------
                                      Housing - 2.3%
                    150,000           Nevada Housing Division
                                         Single Family Program (Series A1)
                                         6.15%, 4/01/17                                                          152,766
                                                                                                       ------------------
                                                                                                                 279,703
                                                                                                       ------------------
                                      NEW HAMPSHIRE - 0.5%
                                      Turnpike/Toll
                     30,000           New Hampshire State Turnpike Systems
                                         6.00%, 4/01/13                                                           30,135
                                                                                                       ------------------
                                      NEW YORK - 14.9%
                                      Education - 3.1%
                                      New York State Dormitory Authority Revenue
                     75,000              Albany Memorial Hospital
                                         5.50%, 7/01/10                                                           73,743
                    125,000              Consolidated City University System
                                         5.75%, 7/01/09                                                          132,130
                                                                                                       ------------------
                                                                                                                 205,873

                                                                                                       ------------------
                                      General Obligation - 3.3%
                    200,000           New York State General Obligation Bonds (Series A)
                                         6.50%, 7/15/06                                                          222,708
                                                                                                       ------------------
                                      Housing - 1.1%
                     75,000           New York State Mortgage Agency Revenue
                                         Homeowner Mortgage (Series 54)
                                         6.10%, 10/01/15                                                          76,264
                                                                                                       ------------------
                                      Pollution Control - 0.6%
                     40,000           New York State Environmental Facilities Corp.
                                         Pollution Control Revenue
                                         5.875%, 6/15/14                                                          40,814
                                                                                                       ------------------
                                      Sales Tax - 4.3%
                    300,000           New York State Local Government Assistance Corp. (Series A)
                                         5.375%, 4/01/16                                                         289,404
                                                                                                       ------------------
                                      Transportation - 1.5%
                    100,000           Metropolitan Transit Authority
                                         5.50%, 7/01/08 (FGIC insured)                                           103,405
                                                                                                       ------------------
                                      Water/Sewer - 1.0%
                     65,000           New York City Municipal Water Finance Authority
                                         Water and Sewer Systems Revenue (Series F)
                                         5.50%, 6/15/15 (MBIA insured)                                            64,183
                                                                                                       ------------------
                                                                                                               1,002,651
                                                                                                       ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

MUNICIPAL BOND PORTFOLIO (cont'd)

              Principal
               Amount                                                                                        Value
          ------------------                                                                           ------------------

                                      OHIO - 0.9%
                                      Health/Hospital
                    $50,000           Lorain County, Ohio Hospital Revenue
                                         7.75%, 11/01/13 (AMBAC insured)                                         $59,447
                                                                                                       ------------------
                                      PENNSYLVANIA - 8.4%
                                      Education - 2.3%
                    150,000           Pennsylvania State Higher Educational Facilities Authority
                                         Health Services Revenue University of Pennsylvania
                                         (Series B)
                                         5.75%, 1/01/17                                                          151,069
                                                                                                       ------------------
                                      General Obligation - 4.3%
                    300,000           Pennsylvania State General Obligation Bonds
                                         5.00%, 11/15/12 (AMBAC insured)                                         290,460
                                                                                                       ------------------
                                      Tax Allocation - 1.1%
                     75,000           Philadelphia, Pennsylvania Municipal Authority Revenue
                                         5.625%, 11/15/14 (FGIC insured)                                          75,429
                                                                                                       ------------------
                                      Water/Sewer - 0.7%
                     50,000           Pittsburgh, Pennsylvania Water & Sewer Authority
                                         Water & Sewer Systems Revenue (Series B)
                                         5.60%, 9/01/15                                                           50,100
                                                                                                       ------------------
                                                                                                                 567,058
                                                                                                       ------------------
                                      PUERTO RICO - 1.0%
                                      Power/Utility
                     65,000           Puerto Rico Electric Power Authority
                                         Power Revenue (Series X)
                                         6.00%, 7/01/15                                                           65,894
                                                                                                       ------------------
                                      TEXAS - 9.6%
                                      Education - 0.2%

                     10,000           University of Texas Revenue Bonds (Series B)
                                         6.75%, 8/15/13                                                           10,798
                                                                                                       ------------------
                                      General Obligation - 5.0%
                     75,000           Houston, Texas General Obligation Bonds (Series C)
                                         5.25%, 4/01/14                                                           73,097
                     25,000           San Antonio, Texas General Obligation Bonds
                                         6.625%, 8/01/14                                                          28,069
                     35,000           Texas State General Obligation Bonds (Series D)
                                         6.00%, 8/01/12                                                           36,279
                    200,000           Texas State Tax & Revenue Anticipation Notes
                                         4.75%, 8/29/97                                                          200,830
                                                                                                       ------------------
                                                                                                                 338,275
                                                                                                       ------------------
                                      Power/Utility - 0.8%
                     50,000           Brazos River Authority Texas Revenue
                                         Houston Light & Power Company
                                         5.80%, 8/01/15 (MBIA insured)                                            50,488
                                                                                                       ------------------
                                      Water/Sewer - 3.6%
                    250,000           San Antonio, Texas Water Revenue
                                         5.60%, 5/15/21 (MBIA insured)                                           245,428
                                                                                                       ------------------
                                                                                                                 644,989
                                                                                                       ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

MUNICIPAL BOND PORTFOLIO (cont'd)

              Principal
               Amount                                                                                        Value
          ------------------                                                                           ------------------

                                      WASHINGTON - 0.7%
                                      Power/Utility
                    $35,000           Seattle Washington Municipal Light & Power Revenue
                                         (Series A)
                                         5.75%, 8/01/11                                                          $35,739
                     10,000           Washington State Public Power Supply Systems
                                         Nuclear Project Revenue (Series B)
                                         7.25%, 7/01/12 (FGIC insured)                                            11,092
                                                                                                       ------------------
                                                                                                                  46,831
                                                                                                       ------------------
                                      WISCONSIN - 4.5%
                                      Housing
                    300,000           Wisconsin Housing & Economic Development Authority
                                         Home Ownership Revenue
                                         6.20%, 3/01/27                                                          302,700
                                                                                                       ------------------
                                      WYOMING - 0.4%
                                      Housing
                     25,000           Wyoming Community Development
                                         Authority Housing Revenue (Series 1)
                                         6.65%, 12/01/06                                                          26,143
                                                                                                       ------------------
          Total Investments
             (cost--$6,468,232)                                                              97.8%            $6,572,922

          Other Assets in Excess of
             Other Liabilities                                                                2.2                151,050
                                                                                           ----------- ------------------
          Total Net Assets                                                                   100.0%           $6,723,972
                                                                                           =========== ==================

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

LARGE CAPITALIZATION VALUE PORTFOLIO

              Principal
               Amount                                                                 Value
          ------------------                                                    ------------------

                                      SHORT-TERM CORPORATE NOTES - 9.7%
                                      Automotive - 1.3%
                   $315,000           Ford Motor Credit Corp.
                                         5.24%, 3/31/97                                  $313,625
                                                                                ------------------
                                      Conglomerate - 0.8%
                    196,000           General Electric Capital Corp.
                                         5.19%, 3/03/97                                   195,943
                                                                                ------------------
                                      Miscellaneous Financial Services - 7.6%
                    800,000           Federal Home Loan Mortgage Corp.
                                         5.16%, 3/19/97                                   797,936
                  1,089,000           Prudential Funding Corp.
                                         5.23%, 3/07/97                                 1,088,051
                                                                                ------------------
                                                                                        1,885,987
                                                                                ------------------
                                      Total Short-Term Corporate Notes
                                         (cost--$2,395,555)                            $2,395,555
                                                                                ------------------
               Shares
          ------------------

                                      COMMON STOCKS - 89.9%
                                      Aerospace - 5.9%
                      8,000           Lockheed Martin Corp.                              $708,000
                     12,000           McDonnell Douglas Corp.                             762,000
                                                                                ------------------
                                                                                        1,470,000
                                                                                ------------------
                                      Airlines - 2.2%
                      7,000           AMR Corp. *                                         550,375
                                                                                ------------------

                                      Automotive - 3.1%
                     23,526           LucasVarity, Plc. *                                 770,476
                                                                                ------------------
                                      Banking - 7.3%
                      7,300           Citicorp                                            852,275
                      3,166           Wells Fargo & Co.                                   963,255
                                                                                ------------------
                                                                                        1,815,530
                                                                                ------------------
                                      Building & Construction - 2.0%
                      7,000           Armstrong World Industries, Inc.                    482,125
                                                                                ------------------
                                      Chemicals - 3.5%
                      3,700           du Pont (E.I.) de Nemours & Co.                     396,825
                      6,000           Hercules, Inc.                                      279,000
                      5,250           Monsanto Co.                                        190,969
                                                                                ------------------
                                                                                          866,794
                                                                                ------------------
                                      Conglomerates - 5.1%
                     15,000           Canadian Pacific Ltd.                               371,250
                      2,900           General Electric Co.                                298,337
                     15,000           Tenneco, Inc.                                       590,625
                                                                                ------------------
                                                                                        1,260,212
                                                                                ------------------
                                      Drugs & Medical Products - 2.9%
                     14,680           Becton, Dickinson & Co.                             722,990
                                                                                ------------------
                                      Electronics - 2.6%
                      5,000           Adaptec, Inc. *                                     190,312
                      8,080           Arrow Electronics, Inc. *                           453,490
                                                                                ------------------
                                                                                          643,802
                                                                                ------------------
                                      Food Services - 1.7%
                     10,000           McDonald's Corp.                                    432,500
                                                                                ------------------
                                      Healthcare Services - 5.4%
                     11,700           Columbia/HCA Healthcare Corp.                       491,400
                     31,250           Tenet Healthcare Corp. *                            847,656
                                                                                ------------------
                                                                                        1,339,056
                                                                                ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

LARGE CAPITALIZATION VALUE PORTFOLIO (cont'd)

               Shares                                                                                    Value
          ------------------                                                                       ------------------
                                      Insurance - 22.0%
                     18,700           Ace Ltd.                                                            $1,215,500
                     16,950           AFLAC, Inc.                                                            684,356
                      4,150           American International Group, Inc.                                     502,150
                     13,000           Everest Re Holdings, Inc.                                              409,500
                     28,620           EXEL Ltd.                                                            1,262,858
                      3,700           General Re Corp.                                                       627,613
                      4,180           Progressive Corp., Ohio                                                276,403
                     13,000           RenaissanceRe Holdings Ltd.                                            490,750
                                                                                                   ------------------
                                                                                                           5,469,130
                                                                                                   ------------------
                                      Leisure - 2.8%
                     16,000           Carnival Corp.                                                         564,000
                      5,000           Sabre Group Holdings, Inc. *                                           141,250
                                                                                                   ------------------
                                                                                                             705,250
                                                                                                   ------------------
                                      Machinery/Engineering - 3.4%
                     10,800           Caterpillar, Inc.                                                      846,450
                                                                                                   ------------------
                                      Metals/Mining - 0.8%
                      6,000           Freeport McMoRan, Copper & Gold, Inc. (Class B)                        204,000
                                                                                                   ------------------
                                      Miscellaneous Financial Services - 5.4%
                     22,200           Countrywide Credit Industries, Inc.                                    646,575
                     23,400           Federal Home Loan Mortgage Corp.                                       696,150
                                                                                                   ------------------
                                                                                                           1,342,725
                                                                                                   ------------------
                                      Oil/Gas - 2.1%
                      1,395           El Paso Natural Gas Co.                                                 74,807
                      8,500           Triton Energy Ltd. *                                                   355,938
                      3,387           Union Pacific Resource Group, Inc.                                      82,558
                                                                                                   ------------------
                                                                                                             513,303
                                                                                                   ------------------

                                      Printing/Publishing - 2.1%
                     16,500           R.R. Donnelley & Sons Co.                                              509,438
                                                                                                   ------------------
                                      Railroad - 1.0%
                      4,000           Union Pacific Corp.                                                    241,000
                                                                                                   ------------------
                                      Retail - 2.9%
                     15,650           May Department Stores Co.                                              729,681
                                                                                                   ------------------
                                      Telecommunications - 3.1%
                      8,000           Sprint Corp.                                                           364,000
                     35,000           Tele-Communications, Inc. *                                            415,625
                                                                                                   ------------------
                                                                                                             779,625
                                                                                                   ------------------
                                      Textiles - 0.7%
                     13,000           Shaw Industries, Inc.                                                  169,000
                                                                                                   ------------------
                                      Transportation - 1.9%
                     10,000           CSX Corp.                                                              461,250
                                                                                                   ------------------
                                      Total Common Stocks
                                         (cost--$17,818,424)                                             $22,324,712
                                                                                                   ------------------
          Total Investments
             (cost--$20,213,979)                                                           99.6%         $24,720,267

          Other Assets in Excess of
             Other Liabilities                                                             0.4               111,063
                                                                                       ----------- ------------------
          Total Net Assets                                                               100.0%          $24,831,330
                                                                                       =========== ==================

          ---------------------------------------------------------------------
          * Non-income producing security.

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

LARGE CAPITALIZATION GROWTH PORTFOLIO

              Principal
               Amount                                                              Value
          ------------------                                                 ------------------

                                      SHORT TERM CORPORATE NOTES - 1.3%
                                      Conglomerate
                   $500,000           General Electric Capital Corp.
                                         5.24%, 3/03/97
                                         (cost--$500,000)                             $500,000
                                                                             ------------------
               Shares
          ------------------
                                      COMMON STOCKS - 97.7%
                                      Advertising - 2.4%
                     18,500           Interpublic Group of Companies, Inc.            $927,313
                                                                             ------------------
                                      Banking - 10.2%
                      8,500           BankAmerica Corp.                                966,875
                      9,000           Citicorp                                       1,050,750
                     19,300           Norwest Corp.                                    960,175
                      3,350           Wells Fargo & Co.                              1,019,238
                                                                             ------------------
                                                                                     3,997,038
                                                                             ------------------
                                      Building & Construction - 2.0%
                     13,000           Fluor Corp.                                      788,125
                                                                             ------------------
                                      Casinos/Gaming - 2.1%
                     26,000           Circus Circus Enterprises *                      812,500
                                                                             ------------------
                                      Computers - 2.3%
                     16,400           Hewlett - Packard Co.                            918,400
                                                                             ------------------

                                      Computer Services - 8.2%
                     20,300           Automatic Data Processing, Inc.                  865,287
                     12,700           Cisco Systems, Inc. *                            706,437
                     17,000           Electronic Data Systems Corp.                    767,125
                     24,000           First Data Corp.                                 879,000
                                                                             ------------------
                                                                                     3,217,849
                                                                             ------------------
                                      Computer Software - 6.2%
                     38,600           Informix Corp. *                                 670,675
                     10,300           Microsoft Corp. *                              1,004,250
                     19,000           Oracle Systems Corp. *                           745,750
                                                                             ------------------
                                                                                     2,420,675
                                                                             ------------------
                                      Conglomerate - 2.3%
                      8,800           General Electric Co.                             905,300
                                                                             ------------------
                                      Cosmetics/Toiletries - 2.2%
                     10,900           Gillette Co.                                     862,462
                                                                             ------------------
                                      Drugs & Medical Products - 14.5%
                     16,100           Abbott Laboratories                              905,625
                     14,500           American Home Products Corp.                     928,000
                     15,000           Amgen, Inc. *                                    916,875
                     18,000           Johnson & Johnson                              1,037,250
                     10,600           Merck & Co., Inc.                                975,200
                     10,200           Pfizer, Inc.                                     934,575
                                                                             ------------------
                                                                                     5,697,525
                                                                             ------------------
                                      Electronics - 4.9%
                     20,000           Applied Materials, Inc. *                      1,012,500
                      6,500           Intel Corp.                                      922,187
                                                                             ------------------
                                                                                     1,934,687
                                                                             ------------------
                                      Entertainment - 2.5%
                     13,000           The Walt Disney Co.                              965,250
                                                                             ------------------
                                      Food Services - 4.5%
                     19,000           McDonald's Corp.                                 821,750
                     27,000           Sysco Corp.                                      938,250
                                                                             ------------------
                                                                                     1,760,000
                                                                             ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

LARGE CAPITALIZATION GROWTH PORTFOLIO (cont'd)

               Shares                                                                            Value
          ------------------                                                               ------------------
                                      Healthcare Services - 2.5%
                     20,000           United Healthcare Corp.                                       $997,500
                                                                                           ------------------
                                      Household Products - 2.5%
                      9,500           Colgate-Palmolive Co.                                          983,250
                                                                                           ------------------
                                      Insurance - 2.4%
                      7,850           American International Group, Inc.                             949,850
                                                                                           ------------------
                                      Manufacturing - 4.7%
                     11,200           Illinois Tool Works, Inc.                                      945,000
                     15,500           Tyco International Ltd.                                        914,500
                                                                                           ------------------
                                                                                                   1,859,500
                                                                                           ------------------
                                      Miscellaneous Financial Services - 2.7%
                     28,000           Schwab (Charles) Corp.                                       1,050,000
                                                                                           ------------------
                                      Railroads - 2.2%
                     14,300           Union Pacific Corp.                                            861,575
                                                                                           ------------------
                                      Retail - 6.8%
                     26,000           Circuit City Stores-Circuit City Group                         812,500
                     18,000           Home Depot, Inc.                                               981,000
                     33,000           Wal-Mart Stores, Inc.                                          870,375
                                                                                           ------------------
                                                                                                   2,663,875
                                                                                           ------------------
                                      Telecommunications - 2.5%
                     17,900           Lucent Technologies, Inc.                                      964,363
                                                                                           ------------------
                                      Tobacco/Beverage/Food Products - 5.1%
                     13,800           General Mills, Inc.                                            900,450
                     33,000           PepsiCo, Inc.                                                1,084,875
                                                                                           ------------------
                                                                                                   1,985,325
                                                                                           ------------------

                                      Toys/Games/Hobby - 2.0%
                     31,100           Mattel, Inc.                                                   773,613
                                                                                           ------------------
                                      Total Common Stocks
                                         (cost--$31,041,975)                                     $38,295,975
                                                                                           ------------------
          Total Investments
             (cost--$31,541,975)                                                 99.0%           $38,795,975
          Other Assets in Excess of
             Other Liabilities                                                    1.0                376,447
                                                                               ----------- ------------------
          Total Net Assets                                                       100.0%          $39,172,422
                                                                               =========== ==================

          ---------------------------------------------------------------------
          *Non - income producing security.

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

SMALL CAPITALIZATION PORTFOLIO

              Principal
               Amount                                                                Value
          ------------------                                                   ------------------
                                      SHORT-TERM CORPORATE NOTE - 6.8%
                                      Miscellaneous Financial Services
                 $1,450,000           Federal Home Loan Bank
                                         5.30%, 3/03/97
                                         (cost -- $1,449,573)                         $1,449,573
                                                                               ------------------
               Shares
          ------------------

                                      COMMON STOCKS - 92.7%
                                      Airlines - 2.0%
                     20,500           Comair Holdings, Inc.                             $422,813
                                                                               ------------------
                                      Building & Construction - 0.5%
                     10,575           Cavalier Homes, Inc.                               116,325
                                                                               ------------------
                                      Commercial Services - 10.6%
                     10,450           Abacus Direct Corp. *                              266,475
                     26,300           COREStaff, Inc. *                                  621,338
                     14,600           Data Processing Resources Corp. *                  286,525
                     16,900           F.Y.I., Inc. *                                     392,925
                     20,000           RemedyTemp, Inc. *                                 345,000
                     24,600           TeleSpectrum Worldwide, Inc. *                     341,325
                                                                               ------------------
                                                                                       2,253,588
                                                                               ------------------
                                      Computers - 4.0%
                     18,850           Cognex Corp. *                                     341,656
                      5,925           PRI Automation, Inc. *                             292,547
                      7,300           STB Systems, Inc. *                                211,700
                                                                               ------------------
                                                                                         845,903
                                                                               ------------------

                                      Computer Software - 5.5%
                      2,940           CBT Group Plc. Sponsored ADR *                     160,230
                      7,350           Electronics for Imaging, Inc. *                    282,975
                     10,770           Information Management Resources, Inc. *           203,284
                      8,100           Remedy Corp. *                                     310,837
                      6,900           Splash Technology Holdings, Inc. *                 205,275
                                                                               ------------------
                                                                                       1,162,601
                                                                               ------------------
                                      Correctional Facilities - 2.3%
                     27,800           Wackenhut Corrections Corp. *                      479,550
                                                                               ------------------
                                      Drugs & Medical Products - 3.6%
                     29,800           Meridian Diagnostics, Inc.                         331,525
                     21,900           Respironics, Inc. *                                431,156
                                                                               ------------------
                                                                                         762,681
                                                                               ------------------
                                      Education - 1.6%
                     23,000           Youth Services International, Inc. *               345,000
                                                                               ------------------
                                      Electronics - 12.3%
                     18,800           American Residential Services, Inc. *              453,550
                     14,450           ESS Technology, Inc. *                             380,216
                      8,650           Fusion Systems Corp. *                             235,712
                     10,950           Jabil Circuit, Inc. *                              362,719
                     16,150           Perceptron, Inc. *                                 524,875
                     18,100           SDL, Inc. *                                        371,050
                     16,200           Special Devices, Inc. *                            291,600
                                                                               ------------------
                                                                                       2,619,722
                                                                               ------------------
                                      Entertainment - 2.5%
                     19,750           Regal Cinemas, Inc. *                              525,844
                                                                               ------------------
                                      Healthcare Services - 3.6%
                     17,650           Alternative Living Services, Inc. *                266,956
                     14,685           NABI, Inc. *                                       141,343
                     12,350           Sunrise Assisted Living, Inc. *                    345,800
                                                                               ------------------
                                                                                         754,099
                                                                               ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

SMALL CAPITALIZATION PORTFOLIO (cont'd)

               Shares                                                                           Value
          ------------------                                                              ------------------

                                      Insurance - 2.5%
                     19,150           United Dental Care, Inc. *                                   $529,019
                                                                                          ------------------
                                      Lodging - 5.3%
                     31,650           La Quinta Inns, Inc.                                          625,088
                     25,100           Suburban Lodges of America, Inc. *                            495,725
                                                                                          ------------------
                                                                                                  1,120,813
                                                                                          ------------------
                                      Machinery/Engineering - 1.4%
                      7,650           Applied Power, Inc.                                           299,306
                                                                                          ------------------
                                      Manufacturing - 5.6%
                     19,200           Advanced Lighting Technologies, Inc. *                        436,800
                      9,600           Chicago Miniature Lamp, Inc. *                                163,200
                      4,900           Hologic, Inc. *                                               127,400
                      9,450           Vivid Technologies, Inc. *                                    199,631
                     15,050           Zag Industries Ltd. *                                         255,850
                                                                                          ------------------
                                                                                                  1,182,881
                                                                                          ------------------
                                      Miscellaneous Financial Services - 0.6%
                      3,830           Raymond James Financial, Inc.                                 127,826
                                                                                          ------------------
                                      Oil/Gas - 6.2%
                      5,900           Atwood Oceanics, Inc. *                                       309,750
                     11,250           Core Laboratories N.V. *                                      188,438
                     13,600           Patterson Energy, Inc. *                                      312,800
                     18,300           Pride Petroleum Services, Inc. *                              306,525
                      9,300           Stone Energy Corp. *                                          204,600
                                                                                          ------------------
                                                                                                  1,322,113
                                                                                          ------------------
                                      Printing/Publishing - 1.9%
                     15,550           Consolidated Graphics, Inc. *                                 400,413
                                                                                          ------------------

                                      Recreation - 0.8%
                      7,900           Vail Resorts, Inc. *                                          172,813
                                                                                          ------------------
                                      Retail - 9.1%
                     11,550           Barnett, Inc. *                                               265,650
                     17,500           Cross-Continent Auto Retailers, Inc. *                        277,812
                     19,300           Gadzooks, Inc. *                                              472,850
                     14,200           Hibbett Sporting Goods, Inc. *                                227,200
                     14,350           Pacific Sunwear of California *                               401,800
                     16,550           RDO Equipment Co. *                                           287,556
                                                                                          ------------------
                                                                                                  1,932,868
                                                                                          ------------------
                                      Telecommunications - 5.8%
                     12,300           Advanced Fibre Communications *                               399,750
                     12,150           Davox Corp. *                                                 347,794
                     21,950           Harmonic Lightwaves, Inc. *                                   367,662
                     10,200           Periphonics Corp. *                                           122,400
                                                                                          ------------------
                                                                                                  1,237,606
                                                                                          ------------------
                                      Transportation - 2.3%
                     15,200           Rural/Metro Corp. *                                           478,800
                                                                                          ------------------
                                      Other - 2.7%
                     15,950           Stewart Enterprises, Inc.                                     563,234
                                                                                          ------------------
                                      Total Common Stocks
                                         (cost--$19,416,337)                                    $19,655,818
                                                                                          ------------------
          Total Investments
             (cost--$20,865,910)                                                99.5%           $21,105,391

          Other Assets in Excess of
             Other Liabilities                                                   0.5                107,179
                                                                               ---------- ------------------
          Total Net Assets                                                      100.0%          $21,212,570
                                                                               ========== ==================

          ---------------------------------------------------------------------

           *  Non-income producing security.

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

               Shares                                                                               Value
          ------------------                                                                  ------------------

                                      COMMON STOCKS - 98.8%
                                      ARGENTINA - 1.4%
                                      Telecommunications
                      3,500           Telefonica de Argentina S.A. Sponsored ADR                       $110,688
                                                                                              ------------------
                                      BRAZIL - 1.2%
                                      Utilities
                      2,500           Cemig S.A. Sponsored ADR                                           99,958
                                                                                              ------------------
                                      FRANCE - 5.4%
                                      Chemicals - 2.0%
                      4,600           Rhone-Poulenc S.A. Sponsored ADR                                  160,425
                                                                                              ------------------
                                      Electronics - 1.5%
                      1,900           SGS-Thomson Microelectronics N.V. *                               125,400
                                                                                              ------------------
                                      Insurance - 1.9%
                      4,700           AXA-UAP Sponsored ADR *                                           158,037
                                                                                              ------------------
                                                                                                        443,862
                                                                                              ------------------
                                      GERMANY - 5.5%
                                      Automotive - 1.8%
                      1,500           Volkswagen AG Sponsored ADR                                       145,367
                                                                                              ------------------
                                      Banking - 1.8%
                      2,800           Deutsche Bank AG Sponsored ADR                                    145,296
                                                                                              ------------------
                                      Machinery/Engineering - 1.9%
                        400           Mannesmann AG Sponsored ADR                                       157,925
                                                                                              ------------------
                                                                                                        448,588
                                                                                              ------------------
                                      HONG KONG - 3.4%
                                      Conglomerate - 1.7%
                     15,800           Swire Pacific Ltd. Sponsored ADR                                  135,679

                                                                                              ------------------
                                      Real Estate - 1.7%
                     11,000           New World Development Co. Ltd. Sponsored ADR                      136,363
                                                                                              ------------------
                                                                                                        272,042
                                                                                              ------------------
                                      INDIA - 1.7%
                                      Utilities
                      6,650           BSES Ltd. GDR                                                     141,312
                                                                                              ------------------
                                      ITALY - 4.0%
                                      Coglomerate - 2.2%
                      4,200           Stet Societa' Finanziaria Telefonica SpA Sponsored ADR            179,550
                                                                                              ------------------
                                      Oil/Gas - 1.8%
                      3,000           ENI SpA Sponsored ADR                                             149,250
                                                                                              ------------------
                                                                                                        328,800
                                                                                              ------------------
                                      JAPAN - 24.9%
                                      Automotive - 1.8%
                      2,800           Toyota Motor Corp. ADR                                            144,200
                                                                                              ------------------
                                      Banking - 4.1%
                      7,000           Bank of Tokyo-Mitsubishi ADR                                      116,375
                        900           Mitsubishi Trust & Banking Corp. Sponsored ADR                     99,180
                        930           Sumitomo Bank Ltd. Japan ADR                                      117,126
                                                                                              ------------------
                                                                                                        332,681
                                                                                              ------------------
                                      Chemicals - 0.9%
                      1,450           Asahi Chemical Industry Co. Ltd. ADR                               78,453
                                                                                              ------------------
                                      Conglomerate - 1.4%
                      6,000           Mitsubishi Corp. Sponsored ADR                                    111,359
                                                                                              ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO (cont'd)

               Shares                                                                             Value
          ------------------                                                                ------------------

                                      JAPAN (cont'd)
                                      Drugs & Medical Products - 1.3%
                      5,670           Eisai Co. Ltd. Sponsored ADR                                   $106,174
                                                                                            ------------------
                                      Electronics - 7.6%
                      2,700           Fujitsu Ltd. ADR                                                133,109
                        900           Kyocera Corp. Sponsored ADR                                     105,075
                        850           Sharp Corp. ADR                                                 106,347
                      1,910           Sony Corp. Sponsored ADR                                        137,520
                      1,000           Sumitomo Electric Industries Ltd. ADR                           138,371
                                                                                            ------------------
                                                                                                      620,422
                                                                                            ------------------
                                      Manufacturing - 1.4%
                        650           Bridgestone Corp. ADR                                           116,331
                                                                                            ------------------
                                      Metals/Mining - 1.2%
                      3,650           Kawasaki Steel Corp. Sponsored ADR                               97,683
                                                                                            ------------------
                                      Miscellaneous Financial Services - 1.0%
                        600           Nomura Securities Co. Ltd. ADR                                   80,040
                                                                                            ------------------
                                      Photography - 1.7%
                      1,300           Canon, Inc. Sponsored ADR                                       135,850
                                                                                            ------------------
                                      Real Estate - 1.1%
                        800           Mitsubishi Estate Co. Ltd. ADR                                   94,125
                                                                                            ------------------
                                      Retail - 1.4%
                      4,000           Marui Co.  ADR                                                  114,674
                                                                                            ------------------
                                                                                                    2,031,992
                                                                                            ------------------
                                      MALAYSIA - 1.1%
                                      Conglomerate
                     25,000           Sime Darby Bhd. Sponsored ADR                                    94,637

                                                                                            ------------------
                                      MEXICO - 1.7%
                                      Building & Construction
                      8,600           Empresas ICA de S.A. Sponsored ADR *                            141,900
                                                                                            ------------------
                                      NETHERLANDS - 5.8%
                                      Building & Construction - 2.3%
                     10,000           Hunter Douglas N.V. Sponsored ADR                               188,934
                                                                                            ------------------
                                      Conglomerate - 1.9%
                      2,200           Akzo Nobel N.V. Sponsored ADR                                   158,400
                                                                                            ------------------
                                      Printing/Publishing - 1.6%
                      6,200           VNU - Ver Ned Bezit Sponsored ADR                               128,323
                                                                                            ------------------
                                                                                                      475,657
                                                                                            ------------------
                                      PHILIPPINES - 2.4%
                                      Telecommunications - 1.8%
                      2,500           Philippine Long Distance Telephone Co. Sponsored ADR            145,000
                                                                                            ------------------
                                      Tobacco/Beverage/Food Products - 0.6%
                      1,300           San Miguel Corp. Sponsored ADR                                   48,383
                                                                                            ------------------
                                                                                                      193,383
                                                                                            ------------------
                                      SINGAPORE - 4.0%
                                      Banking - 2.1%
                      3,300           Development Bank of Singapore Ltd. Sponsored ADR                174,952
                                                                                            ------------------
                                      Real Estate - 1.9%
                     15,500           City Developments Ltd. Sponsored ADR                            153,261
                                                                                            ------------------
                                                                                                      328,213
                                                                                            ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO (cont'd)

               Shares                                                                       Value
          ------------------                                                          ------------------

                                      SOUTH KOREA - 0.9%
                                      Telecommunications
                      6,180           Korea Mobile Telecommunications ADR *                     $76,478
                                                                                      ------------------
                                      SPAIN - 2.2%
                                      Telecommunications
                      2,600           Telefonica de Espana Sponsored ADR                        179,075
                                                                                      ------------------
                                      SWEDEN - 7.8%
                                      Automotive - 2.2%
                      7,200           Volvo AB Sponsored ADR                                    179,100
                                                                                      ------------------
                                      Machinery/Engineering - 3.7%
                      5,500           Sandvik AB Sponsored ADR                                  133,867
                      7,000           SKF AB Sponsored ADR                                      168,875
                                                                                      ------------------
                                                                                                302,742
                                                                                      ------------------
                                      Telecommunications - 1.9%
                      4,800           Telefonaktiebolaget LM Ericsson Sponsored ADR             151,425
                                                                                      ------------------
                                                                                                633,267
                                                                                      ------------------
                                      SWITZERLAND - 2.1%
                                      Drugs & Medical Products
                      2,000           Roche Holdings AG Sponsored ADR                           168,336
                                                                                      ------------------
                                      UNITED KINGDOM - 16.9%
                                      Airports - 1.1%
                     10,000           BAA Plc. Sponsored ADR                                     86,794
                                                                                      ------------------
                                      Banking - 2.6%
                      1,800           Barclays Plc. Sponsored ADR                               130,500
                        330           HSBC Holdings Plc. Sponsored ADR                           80,540
                                                                                      ------------------
                                                                                                211,040

                                                                                      ------------------
                                      Building & Construction - 0.8%
                     11,000           Redland Plc. Sponsored ADR                                 62,812
                                                                                      ------------------
                                      Chemicals - 1.2%
                      3,000           BOC Group Plc. Sponsored ADR                               98,250
                                                                                      ------------------
                                      Conglomerates - 1.2%
                     12,000           General Electric Co. Plc. ADR                              72,928
                      1,820           Rank Group Plc. Sponsored ADR                              25,025
                                                                                      ------------------
                                                                                                 97,953
                                                                                      ------------------
                                      Drugs & Medical Products - 1.2%
                      3,000           Glaxo Wellcome Plc. Sponsored ADR                         101,625
                                                                                      ------------------
                                      Leisure - 1.2%
                     25,000           Ladbroke Group Plc. ADR                                    94,623
                                                                                      ------------------
                                      Manufacturing - 0.9%
                      4,000           Tomkins Plc. Sponsored ADR                                 76,000
                                                                                      ------------------
                                      Media/Broadcasting -  1.1%
                      2,000           Carlton Communications Plc. Sponsored ADR                  86,250
                                                                                      ------------------
                                      Oil/Gas - 1.2%
                      1,000           Shell Transport & Trading Co. ADR                         101,375
                                                                                      ------------------
                                      Retail - 1.4%
                      5,000           Boots Co. Plc. ADR                                        110,697
                                                                                      ------------------

February 28, 1997

--------------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO (cont'd)

               Shares                                                                                        Value
          ------------------                                                                           ------------------

                                      UNITED KINGDOM (cont'd)
                                      Tobacco/Beverage/Food Products - 3.0%
                      3,700           Bass Plc. Sponsored ADR                                                   $104,525
                      3,000           BAT Industries Plc. Sponsored ADR                                           52,875
                      3,000           Grand Metropolitan Plc. Sponsored ADR                                       90,000
                                                                                                       ------------------
                                                                                                                 247,400
                                                                                                       ------------------
                                                                                                               1,374,819
                                                                                                       ------------------
                                      UNITED STATES - 6.4%
                                      Other
                     33,473           Foreign Fund, Inc. (WEBS - Japanese Index Series) *                        401,676
                      8,000           Foreign Fund, Inc. (WEBS - Malaysian Index Series)                         126,000
                                                                                                       ------------------
                                                                                                                 527,676
                                                                                                       ------------------
          Total Investments
             (cost--$7,690,173)                                                              98.8%            $8,070,683
          Other Assets in Excess of
             Other Liabilities                                                                1.2                 98,527
                                                                                           ----------- ------------------
          Total Net Assets                                                                   100.0%           $8,169,210
                                                                                           =========== ==================

          ---------------------------------------------------------------------
          *  Non-income producing security.

          See accompanying notes to financial statements.

February 28, 1997

-------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

--------------------------------------------------------------------------------

                                                 -------------------  -------------------  -------------------  -------------------
                                                        U.S.                                                          Large
                                                     Government           Investment           Municipal          Capitalization
                                                    Money Market         Quality Bond             Bond                Value
                                                     Portfolio            Portfolio            Portfolio            Portfolio
                                                 -------------------  -------------------  -------------------  -------------------

Assets
  Investments, at value (cost--$27,228,544;
    $20,515,281; $6,468,232; $20,213,979;
    $31,541,975; $20,865,910 and
    $7,690,173, respectively)                           $27,228,544          $20,453,650           $6,572,922          $24,720,267
  Cash                                                       15,642              465,949                7,691               60,213
  Receivable for shares of beneficial
    interest sold                                            52,791               33,572               14,053               60,445
  Interest receivable                                        44,052              368,684              116,838              --
  Deferred organization expenses                             31,924               31,924               31,924               31,924
  Receivable from manager                                   --                   --                     6,756              --
  Dividends receivable                                      --                   --                   --                    29,756
  Receivable for investments sold                           --                   --                   --                   --
  Prepaid expenses and other assets                           9,528                9,130                7,088                9,306
                                                 -------------------  -------------------  -------------------  -------------------
       Total Assets                                      27,382,481           21,362,909            6,757,272           24,911,911
                                                 -------------------  -------------------  -------------------  -------------------

Liabilities
  Payable for shares of beneficial
    interest redeemed                                        39,148               19,403                6,800               34,999
  Payable to manager                                          3,803                4,664              --                     2,839
  Administration fee payable                                  3,222                3,222                3,222                3,222
  Dividends payable                                         --                   --                       769              --
  Payable for investments purchased                         --                   --                   --                   --
  Other payables and accrued expenses                        33,642               26,706               22,509               39,521
                                                 -------------------  -------------------  -------------------  -------------------
       Total Liabilities                                     79,815               53,995               33,300               80,581
                                                 -------------------  -------------------  -------------------  -------------------
          Total Net Assets                              $27,302,666          $21,308,914           $6,723,972          $24,831,330
                                                 ===================  ===================  ===================  ===================


Composition of Net Assets
  Shares of beneficial interest at par value                $27,303               $2,125                 $659               $1,528
  Paid-in-surplus                                        27,275,458           21,370,965            6,625,886           20,032,517
  Accumulated undistributed net investment
    income (loss)                                           --                   --                   --                    22,840
  Accumulated undistributed net realized
    gain (loss) on investments                                  (95)              (2,545)              (7,263)             268,157
  Accumulated net realized loss on foreign
    currency transactions                                   --                   --                   --                   --
  Net unrealized appreciation (depreciation)
    on investments                                          --                   (61,631)             104,690            4,506,288
                                                 -------------------  -------------------  -------------------  -------------------
       Total Net Assets                                 $27,302,666          $21,308,914           $6,723,972          $24,831,330
                                                 ===================  ===================  ===================  ===================

   Shares of beneficial interest outstanding             27,302,761            2,125,408              659,266            1,528,251
                                                 -------------------  -------------------  -------------------  -------------------
   Net asset value and offering price per share               $1.00               $10.03               $10.20               $16.25
                                                 ===================  ===================  ===================  ===================

                                                 -------------------  -------------------  -------------------
                                                       Large
                                                   Capitalization           Small            International
                                                       Growth           Capitalization           Equity
                                                     Portfolio            Portfolio            Portfolio
                                                 -------------------  -------------------  -------------------

Assets
  Investments, at value (cost--$27,228,544;
    $20,515,281; $6,468,232; $20,213,979;
    $31,541,975; $20,865,910 and
    $7,690,173, respectively)                           $38,795,975          $21,105,391           $8,070,683
  Cash                                                      294,863                1,510              166,000
  Receivable for shares of beneficial
    interest sold                                           108,124               63,474               31,410
  Interest receivable                                           364              --                   --
  Deferred organization expenses                             31,924               31,924               31,924
  Receivable from manager                                   --                   --                     6,651
  Dividends receivable                                       34,558              --                    12,420
  Receivable for investments sold                           --                   354,874              --
  Prepaid expenses and other assets                          10,497                9,208               10,352
                                                 -------------------  -------------------  -------------------
       Total Assets                                      39,276,305           21,566,381            8,329,440
                                                 -------------------  -------------------  -------------------

Liabilities
  Payable for shares of beneficial
    interest redeemed                                        34,102               12,180                7,694
  Payable to manager                                         20,118                1,820              --
  Administration fee payable                                  3,222                3,222                3,222

  Dividends payable                                         --                   --                   --
  Payable for investments purchased                         --                   298,145              121,614
  Other payables and accrued expenses                        46,441               38,444               27,700
                                                 -------------------  -------------------  -------------------
       Total Liabilities                                    103,883              353,811              160,230
                                                 -------------------  -------------------  -------------------
          Total Net Assets                              $39,172,422          $21,212,570           $8,169,210
                                                 ===================  ===================  ===================

Composition of Net Assets
  Shares of beneficial interest at par value                 $2,499               $1,834                 $816
  Paid-in-surplus                                        30,867,804           20,477,697            7,839,049
  Accumulated undistributed net investment
    income (loss)                                           (42,448)            (266,442)               5,583
  Accumulated undistributed net realized
    gain (loss) on investments                            1,090,567              760,000              (24,269)
  Accumulated net realized loss on foreign
    currency transactions                                   --                   --                   (32,479)
  Net unrealized appreciation (depreciation)
    on investments                                        7,254,000              239,481              380,510
                                                 -------------------  -------------------  -------------------
       Total Net Assets                                 $39,172,422          $21,212,570           $8,169,210
                                                 ===================  ===================  ===================

   Shares of beneficial interest outstanding              2,499,239            1,833,825              815,609
                                                 -------------------  -------------------  -------------------
   Net asset value and offering price per share              $15.67               $11.57               $10.02
                                                 ===================  ===================  ===================


See accompanying notes to financial statements.

Six Months Ended February 28, 1997

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (unaudited)

--------------------------------------------------------------------------------

                                                  -------------------  -------------------  -------------------
                                                         U.S.
                                                      Government           Investment           Municipal
                                                     Money Market         Quality Bond             Bond
                                                      Portfolio            Portfolio            Portfolio
                                                  -------------------  -------------------  -------------------

Investment Income
  Dividends                                               $     --           $       --           $       --
  Interest                                                   637,256              576,702              149,292
                                                  -------------------  -------------------  -------------------
    Total investment income                                  637,256              576,702              149,292
                                                  -------------------  -------------------  -------------------

Operating Expenses
  Management fees (note 2a)                                   56,486               51,687               15,322
  Administration fees (note 2c)                               20,827               20,827               20,827
  Transfer and dividend disbursing agent fees                 37,346               26,586                7,853
  Custodian fees (note 2a)                                    23,674               22,812               27,776
  Registration fees                                            8,427                8,392                6,475
  Amortization of deferred organization
    expenses (note 1c)                                         6,322                6,322                6,322
  Auditing fees                                                5,108                5,108                5,554
  Reports and notices to shareholders                          4,503                3,753                1,272
  Trustees' fees                                               3,663                  446                  446
  Legal fees                                                   2,326                1,901                  571
  Miscellaneous                                                1,922                2,154                2,195
                                                  -------------------  -------------------  -------------------
    Total operating expenses                                 170,604              149,988               94,613
      Less: Management fees waived and/or
                 expenses assumed (note 2a)                  (36,406)             (28,450)             (60,464)
               Expense offset
                 arrangement (note 2a)                          (415)              (8,766)                (719)
                                                  -------------------  -------------------  -------------------
      Net operating expenses                                 133,783              112,772               33,430
                                                  -------------------  -------------------  -------------------

        Net investment income (loss)                         503,473              463,930              115,862
                                                  -------------------  -------------------  -------------------


Realized and Unrealized
Gain(Loss) on Investments-Net
  Net realized gain (loss) on securities                         (63)               3,751                4,562
  Net realized gain on foreign currency
    transactions                                          --                         --                   --
                                                  -------------------  -------------------  -------------------
      Net realized gain (loss) on investments                    (63)               3,751                4,562

  Net change in unrealized appreciation
    (depreciation) on investments                         --                      205,017              102,042
                                                  -------------------  -------------------  -------------------

    Net realized gain (loss) and change in
       unrealized appreciation (depreciation)
       on investments                                            (63)             208,768              106,604
                                                  -------------------  -------------------  -------------------

  Net increase (decrease) in net assets resulting
    from operations                                         $503,410             $672,698             $222,466
                                                  ===================  ===================  ===================

                                                  -------------------    -------------------  -------------------
                                                        Large                  Large
                                                    Capitalization         Capitalization           Small
                                                        Value                  Growth           Capitalization
                                                      Portfolio              Portfolio            Portfolio
                                                  -------------------    -------------------  -------------------

Investment Income
  Dividends                                                 $140,219 (1)           $210,899              $12,975
  Interest                                                    73,577                 32,857               19,267
                                                  -------------------    -------------------  -------------------
    Total investment income                                  213,796                243,756               32,242
                                                  -------------------    -------------------  -------------------

Operating Expenses
  Management fees (note 2a)                                   72,649                128,525               73,599
  Administration fees (note 2c)                               20,827                 20,827               20,827
  Transfer and dividend disbursing agent fees                 34,048                 52,734               33,963
  Custodian fees (note 2a)                                    26,848                 27,554               35,293
  Registration fees                                            8,208                  7,027                7,455
  Amortization of deferred organization
    expenses (note 1c)                                         6,322                  6,322                6,322
  Auditing fees                                                5,108                  5,108                5,108
  Reports and notices to shareholders                          4,693                  8,214                4,356
  Trustees' fees                                               3,663                  4,087                  446
  Legal fees                                                   2,368                  4,062                2,210
  Miscellaneous                                                2,726                  3,362                3,624
                                                  -------------------    -------------------  -------------------

    Total operating expenses                                 187,460                267,822              193,203
      Less: Management fees waived and/or
                 expenses assumed (note 2a)                  (41,453)                  --                (45,696)
               Expense offset
                 arrangement (note 2a)                          (709)               (12,630)                (309)
                                                  -------------------    -------------------  -------------------
      Net operating expenses                                 145,298                255,192              147,198
                                                  -------------------    -------------------  -------------------

        Net investment income (loss)                          68,498                (11,436)            (114,956)
                                                  -------------------    -------------------  -------------------

Realized and Unrealized
Gain(Loss) on Investments-Net
  Net realized gain (loss) on securities                     341,395              2,049,130            1,702,238
  Net realized gain on foreign currency
    transactions                                                --                     --                   --
                                                  -------------------    -------------------  -------------------
      Net realized gain (loss) on investments                341,395.             2,049,130            1,702,238

  Net change in unrealized appreciation
    (depreciation) on investments                          2,581,405              4,811,542           (3,754,006)
                                                  -------------------    -------------------  -------------------

    Net realized gain (loss) and change in
       unrealized appreciation (depreciation)
       on investments                                      2,922,800              6,860,672           (2,051,768)
                                                  -------------------    -------------------  -------------------

  Net increase (decrease) in net assets resulting
    from operations                                       $2,991,298             $6,849,236          ($2,166,724)
                                                  ===================    ===================  ===================

                                                  -------------------

                                                    International
                                                        Equity
                                                      Portfolio
                                                  -------------------

Investment Income
  Dividends                                                  $49,569 (1)
  Interest                                                      --
                                                  -------------------
    Total investment income                                   49,569
                                                  -------------------

Operating Expenses
  Management fees (note 2a)                                   28,720
  Administration fees (note 2c)                               20,827
  Transfer and dividend disbursing agent fees                 16,547

  Custodian fees (note 2a)                                    25,359
  Registration fees                                            6,571
  Amortization of deferred organization
    expenses (note 1c)                                         6,322
  Auditing fees                                                6,744
  Reports and notices to shareholders                          1,724
  Trustees' fees                                                 446
  Legal fees                                                     780
  Miscellaneous                                                2,417
                                                  -------------------
    Total operating expenses                                 116,457
      Less: Management fees waived and/or
                 expenses assumed (note 2a)                  (53,425)
               Expense offset
                 arrangement (note 2a)                        (9,421)
                                                  -------------------
      Net operating expenses                                  53,611
                                                  -------------------

        Net investment income (loss)                          (4,042)
                                                  -------------------

Realized and Unrealized
Gain(Loss) on Investments-Net
  Net realized gain (loss) on securities                     (10,139)
  Net realized gain on foreign currency
    transactions                                              62,710
                                                  -------------------
      Net realized gain (loss) on investments                 52,571

  Net change in unrealized appreciation
    (depreciation) on investments                            427,983
                                                  -------------------

    Net realized gain (loss) and change in
       unrealized appreciation (depreciation)
       on investments                                        480,554
                                                  -------------------

  Net increase (decrease) in net assets resulting
    from operations                                         $476,512
                                                  ===================

(1) Net of foreign withholding taxes of $200 and $5,765 for Large Capitalization Value and International Equity, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   -------------------------------------------
                                                          U.S. Government Money Market
                                                                    Portfolio
                                                   -------------------------------------------

                                                        Six Months
                                                          Ended                Year Ended
                                                    February 28, 1997 (1)   August 31, 1996
                                                   --------------------   --------------------

Operations
  Net investment income (loss)                                $503,473               $631,895
  Net realized gain (loss) on investments                          (63)                   (32)
  Net change in unrealized appreciation
     (depreciation) on investments                                --                     --
                                                   --------------------   --------------------
    Net increase (decrease) in net assets
      resulting from operations                                503,410                631,863
                                                   --------------------   --------------------

Dividends and Distributions to
Shareholders
  Net investment income                                       (503,473)              (631,896)
  Net realized gain on securities                                 --                     --
  Net realized gain on foreign currency                           --                     --
                                                   --------------------   --------------------
    Total dividends and distributions
      to shareholders                                         (503,473)              (631,896)
                                                   --------------------   --------------------

Share Transactions of
Beneficial Interest
  Net proceeds from sales                                   13,889,570             24,971,593
  Reinvestment of dividends and distributions                  498,902                618,794
  Cost of shares redeemed                                   (9,992,043)            (7,756,080)
                                                   --------------------   --------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest              4,396,429             17,834,307
                                                   --------------------   --------------------

        Total increase (decrease) in net assets              4,396,366             17,834,274


Net Assets
  Beginning of period                                       22,906,300              5,072,026
                                                   --------------------   --------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                      $27,302,666            $22,906,300
                                                   ====================   ====================

Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                    13,889,570             24,971,593
  Issued from reinvestment of dividends
    and distributions                                          498,902                618,794
  Redeemed                                                  (9,992,043)            (7,756,080)
                                                   --------------------   --------------------
    Net increase (decrease)                                  4,396,429             17,834,307
                                                   ====================   ====================

                                                   ------------------------------------------
                                                            Investment Quality Bond
                                                                    Portfolio
                                                   ------------------------------------------

                                                        Six Months
                                                          Ended                 Year Ended
                                                   February 28, 1997 (1)    August 31, 1996
                                                   -------------------    -------------------

Operations
  Net investment income (loss)                               $463,930               $526,035
  Net realized gain (loss) on investments                       3,751                 22,362
  Net change in unrealized appreciation
     (depreciation) on investments                            205,017               (313,450)
                                                   -------------------    -------------------
    Net increase (decrease) in net assets
      resulting from operations                               672,698                234,947
                                                   -------------------    -------------------

Dividends and Distributions to
Shareholders
  Net investment income                                      (463,930)              (526,035)
  Net realized gain on securities                                 --                  (6,932)
  Net realized gain on foreign currency                       (20,777)                   --
                                                   -------------------    -------------------
    Total dividends and distributions
      to shareholders                                        (484,707)              (532,967)
                                                   -------------------    -------------------


Share Transactions of
Beneficial Interest
  Net proceeds from sales                                   7,228,319             14,478,935
  Reinvestment of dividends and distributions                 473,275                526,071
  Cost of shares redeemed                                  (3,444,720)            (2,345,771)
                                                   -------------------    -------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest             4,256,874             12,659,235
                                                   -------------------    -------------------

        Total increase (decrease) in net assets             4,444,865             12,361,215

Net Assets
  Beginning of period                                      16,864,049              4,502,834
                                                   -------------------    -------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                     $21,308,914            $16,864,049
                                                   ===================    ===================

Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                      718,691              1,435,999
  Issued from reinvestment of dividends
    and distributions                                          46,945                 52,358
  Redeemed                                                   (342,112)              (233,347)
                                                   -------------------    -------------------
    Net increase (decrease)                                   423,524              1,255,010
                                                   ===================    ===================

                                                   ------------------------------------------
                                                                  Municipal Bond
                                                                    Portfolio
                                                   ------------------------------------------

                                                        Six Months
                                                           Ended                 Year Ended
                                                    February 28, 1997 (1)     August 31, 1996
                                                   -------------------    -------------------

Operations
  Net investment income (loss)                               $115,862               $123,660
  Net realized gain (loss) on investments                       4,562                 (7,549)
  Net change in unrealized appreciation
     (depreciation) on investments                            102,042                (20,197)
                                                   -------------------    -------------------
    Net increase (decrease) in net assets
      resulting from operations                               222,466                 95,914
                                                   -------------------    -------------------


Dividends and Distributions to
Shareholders
  Net investment income                                      (115,862)              (123,660)
  Net realized gain on securities                                 --                     --
  Net realized gain on foreign currency                           --                     --
                                                   -------------------    -------------------
    Total dividends and distributions
      to shareholders                                        (115,862)              (123,660)
                                                   -------------------    -------------------

Share Transactions of
Beneficial Interest
  Net proceeds from sales                                   2,775,544              3,903,159
  Reinvestment of dividends and distributions                 114,263                121,243
  Cost of shares redeemed                                    (980,187)              (766,332)
                                                   -------------------    -------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest             1,909,620              3,258,070
                                                   -------------------    -------------------

        Total increase (decrease) in net assets             2,016,224              3,230,324

Net Assets
  Beginning of period                                       4,707,748              1,477,424
                                                   -------------------    -------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                      $6,723,972             $4,707,748
                                                   ===================    ===================

Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                      273,451                386,019
  Issued from reinvestment of dividends
    and distributions                                          11,211                 12,042
  Redeemed                                                    (96,213)               (76,024)
                                                   -------------------    -------------------
    Net increase (decrease)                                   188,449                322,037
                                                   ===================    ===================

(1) Unaudited.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                                   ------------------------------------------
                                                            Large Capitalization Value
                                                                    Portfolio
                                                   ------------------------------------------

                                                       Six Months
                                                         Ended                Year Ended
                                                   February 28, 1997 (1)   August 31, 1996
                                                   -------------------    -------------------

Operations
  Net investment income (loss)                                $68,498               $112,608
  Net realized gain (loss) on investments                     341,395                317,589
  Net change in unrealized appreciation
     (depreciation) on investments                          2,581,405              1,390,237
                                                   -------------------    -------------------
    Net increase (decrease) in net assets
      resulting from operations                             2,991,298              1,820,434
                                                   -------------------    -------------------

Dividends and Distributions to
Shareholders
  Net investment income                                      (127,646)               (76,779)
  Net realized gain on securities                            (390,834)               (85,953)
  Net realized gain on foreign currency                          --
                                                   -------------------    -------------------
    Total dividends and distributions
      to shareholders                                        (518,480)              (162,732)
                                                   -------------------    -------------------

Share Transactions of
Beneficial Interest
  Net proceeds from sales                                   7,235,103             13,591,164
  Reinvestment of dividends and distributions                 512,459                161,529
  Cost of shares redeemed                                  (3,663,509)            (2,650,626)
                                                   -------------------    -------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest             4,084,053             11,102,067
                                                   -------------------    -------------------

        Total increase (decrease) in net assets             6,556,871             12,759,769


Net Assets
  Beginning of period                                      18,274,459              5,514,690
                                                   -------------------    -------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                     $24,831,330            $18,274,459
                                                   ===================    ===================

Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                      462,871                996,818
  Issued from reinvestment of dividends
    and distributions                                          32,641                 12,415
  Redeemed                                                   (231,774)              (193,154)
                                                   -------------------    -------------------
    Net increase (decrease)                                   263,738                816,079
                                                   ===================    ===================

                                                   -------------------------------------------
                                                             Large Capitalization Growth
                                                                     Portfolio
                                                   -------------------------------------------

                                                       Six Months
                                                          Ended               Year Ended
                                                    February 28, 1997 (1)   August 31, 1996
                                                   --------------------   --------------------

Operations
  Net investment income (loss)                                ($11,436)              ($30,995)
  Net realized gain (loss) on investments                    2,049,130               (958,517)
  Net change in unrealized appreciation
     (depreciation) on investments                           4,811,542              1,243,929
                                                   --------------------   --------------------
    Net increase (decrease) in net assets
      resulting from operations                              6,849,236                254,417
                                                   --------------------   --------------------

Dividends and Distributions to
Shareholders
  Net investment income                                          --                    (9,008)
  Net realized gain on securities                                --                   (30,096)
  Net realized gain on foreign currency                          --                     --
                                                   --------------------   --------------------
    Total dividends and distributions
      to shareholders                                            --                   (39,104)
                                                   --------------------   --------------------


Share Transactions of
Beneficial Interest
  Net proceeds from sales                                   10,056,832             27,913,201
  Reinvestment of dividends and distributions                    --                    38,924
  Cost of shares redeemed                                  (11,695,842)            (5,312,493)
                                                   --------------------   --------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest             (1,639,010)            22,639,632
                                                   --------------------   --------------------

        Total increase (decrease) in net assets              5,210,226             22,854,945

Net Assets
  Beginning of period                                       33,962,196             11,107,251
                                                   --------------------   --------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                      $39,172,422            $33,962,196
                                                   ====================   ====================

Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                       688,622              2,115,299
  Issued from reinvestment of dividends
    and distributions                                            --                     2,926
  Redeemed                                                    (770,614)              (400,706)
                                                   --------------------   --------------------
    Net increase (decrease)                                    (81,992)             1,717,519
                                                   ===================    ===================

                                                   ------------------------------------------
                                                            Small Capitalization
                                                                    Portfolio
                                                   ------------------------------------------

                                                       Six Months
                                                         Ended                Year Ended
                                                   February 28, 1997 (1)    August 31, 1996
                                                   -------------------    -------------------

Operations
  Net investment income (loss)                              ($114,956)             ($151,465)
  Net realized gain (loss) on investments                   1,702,238                442,165
  Net change in unrealized appreciation
     (depreciation) on investments                         (3,754,006)             1,684,758
                                                   -------------------    -------------------
    Net increase (decrease) in net assets
      resulting from operations                            (2,166,724)             1,975,458
                                                   -------------------    -------------------


Dividends and Distributions to
Shareholders
  Net investment income                                          --                   (1,315)
  Net realized gain on securities                          (1,384,063)              (492,415)
  Net realized gain on foreign currency                          --                     --
                                                   -------------------    -------------------
    Total dividends and distributions
      to shareholders                                      (1,384,063)              (493,730)
                                                   -------------------    -------------------

Share Transactions of
Beneficial Interest
  Net proceeds from sales                                   4,014,665              8,411,846
  Reinvestment of dividends and distributions               1,374,221                493,046
  Cost of shares redeemed                                  (2,696,905)            (3,418,635)
                                                   -------------------    -------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest             2,691,981              5,486,257
                                                   -------------------    -------------------

        Total increase (decrease) in net assets              (858,806)             6,967,985

Net Assets
  Beginning of period                                      22,071,376             15,103,391
                                                   -------------------    -------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                     $21,212,570            $22,071,376
                                                   ===================    ===================

Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                      303,951                654,637
  Issued from reinvestment of dividends
    and distributions                                         107,867                 39,783
  Redeemed                                                   (203,692)              (265,931)
                                                   -------------------    -------------------
    Net increase (decrease)                                   208,126                428,489
                                                   ===================    ===================

                                                  ------------------------------------------
                                                           International Equity
                                                                   Portfolio
                                                  ------------------------------------------

                                                      Six Months
                                                        Ended                Year Ended
                                                   February 28, 1997 (1)   August 31, 1996
                                                  -------------------    -------------------

Operations
  Net investment income (loss)                               ($4,042)               $11,618
  Net realized gain (loss) on investments                     52,571                117,637
  Net change in unrealized appreciation
     (depreciation) on investments                           427,983                (50,666)
                                                  -------------------    -------------------
    Net increase (decrease) in net assets
      resulting from operations                              476,512                 78,589
                                                  -------------------    -------------------

Dividends and Distributions to
Shareholders
  Net investment income                                       (1,987)               (13,977)
  Net realized gain on securities                               (165)               (21,256)
  Net realized gain on foreign currency                     (160,803)                  --
                                                  -------------------    -------------------
    Total dividends and distributions
      to shareholders                                       (162,955)               (35,233)
                                                  -------------------    -------------------

Share Transactions of
Beneficial Interest
  Net proceeds from sales                                  2,099,623              5,504,760
  Reinvestment of dividends and distributions                159,271                 34,444
  Cost of shares redeemed                                 (1,260,179)            (1,632,377)
                                                  -------------------    -------------------
    Net increase (decrease) in net assets from
      share transactions of beneficial interest              998,715              3,906,827
                                                  -------------------    -------------------

        Total increase (decrease) in net assets            1,312,272              3,950,183

Net Assets
  Beginning of period                                      6,856,938              2,906,755
                                                  -------------------    -------------------
  End of period (including undistributed net
    investment income of $0, $0; $0,
    $0; $0, $0; $22,840, $81,988; ($42,448),
    ($31,012); ($266,442), ($151,486);
    $5,583 and $11,612, respectively)                     $8,169,210             $6,856,938
                                                  ===================    ===================


Shares of Beneficial Interest
Issued and Redeemed
  Issued                                                     210,269                567,890
  Issued from reinvestment of dividends
    and distributions                                         15,895                  3,577
  Redeemed                                                  (125,521)              (168,151)
                                                  -------------------    -------------------
    Net increase (decrease)                                  100,643                403,316
                                                  ===================    ===================

February 28, 1997

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)

--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): OpCap
Advisors: Municipal Bond and Large Capitalization Value; Fox Asset Management,
Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith, Inc.: Large Capitalization Growth; Axe-Houghton Associates, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Ivory & Sime International, Inc.: International Equity. OpCap Advisors (the "Administrator") provides the Trust with administrative services. OCC Distributors (the "Distributor") serves as the Trusts' distributor. The Manager, Administrator and Distributor are all affiliates of Oppenheimer Capital. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by each Portfolio:

     (a) Valuation of Investments

     Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

     (b) Federal Income Tax

     It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantally all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

     (c) Deferred Organization Expenses

     In connection with the Trust's organization, each Portfolio incurred approximately $66,000 in costs. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencement of operations.

     (d) Investment Transactions and Other Income

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     (e) Dividends and Distributions

     The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                             Income            Short-Term         Long-Term
                                            Dividends        Capital Gains      Capital Gains
                                       ----------------------------------------------------------
       U.S. Government Money Market          daily *            annually           annually
       Investment Quality Bond               daily *            annually           annually
       Municipal Bond                        daily *            annually           annually
       Large Capitalization Value           annually            annually           annually
       Large Capitalization Growth          annually            annually           annually
       Small Capitalization                 annually            annually           annually
       International Equity                 annually            annually           annually
            *  paid monthly


     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. For the six months ended February 28, 1997 there were no permanent book-tax differences relating to shareholder dividends and distributions, therefore, net investment income, net realized gain(loss) and net assets were not affected.

February 28, 1997

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

--------------------------------------------------------------------------------

     (f) Purchased Put Option Accounting Policy

     When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. If a Portfolio enters into a closing sale transaction, the difference between the premium paid and the amount received from the sale is the realized gain or loss.

     The Portfolio, as a purchaser of an option, bears the risk of the potential inability of the counter parties to meet the terms of their contracts.

     (g) Allocation of Expenses

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

2.   MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable monthly to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .475% for U.S. Government Money Market; .55% for Investment Quality Bond and Municipal Bond; .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization and .75% for International Equity.

     For the six months ended February 28, 1997, the Manager voluntarily waived all of its management fees and assumed $45,142 and $24,705 in other operating expenses for Municipal Bond and International Equity, respectively. The Manager also voluntarily waived $36,406; $28,450; $41,453 and and $45,696 in management fees for U.S. Government Money Market, Investment Quality Bond, Large Capitalization Value and Small Capitalization, respectively, for the six months ended February 28, 1997.

     The Portfolios also benefit from a expense offset arrangement with the custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for each respective Portfolio.

     (b) The Manager pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .125% for U.S. Government Money Market; .20% for Investment Quality Bond and Municipal Bond; .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization and .40% for International Equity. For the six months ended February 28, 1997, the Manager paid the Advisers $14,865; $18,795; $5,572; $33,530; $59,319; $33,969 and $15,317 for U.S. Government Money Market,
Investment Quality, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity, respectively.

     (c) The administration fee is accrued daily and payable monthly to the Administrator at an annual rate of $42,000 for each Portfolio, provided that each Portfolio's net assets do not exceed $80 million. In the event that a Portfolio's net assets exceed $80 million, an additional fee of .05% of net assets in excess of $80 million shall be payable by the Portfolio.

     For the six months ended February 28, 1997 each Portfolio accrued $20,827 in administrative fees.

     (d) Total brokerage commissions paid by Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity were $8,834; $23,774; $11,431 and $17,163, respectively. Oppenheimer & Co., Inc., an affiliate of the Manager, received $110 from Large Capitalization Value, for the six months ended February 28, 1997.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 1997 purchases and sales of investment securities, other than short-term securities were as follows:


                                          Purchases            Sales
                                     ---------------------------------------
     Investment Quality Bond              $5,033,758          $1,149,094
     Municipal Bond                        2,246,615             213,251
     Large Capitalization Value            5,743,863           1,497,403
     Large Capitalization Growth          10,328,185          10,348,323
     Small Capitalization                 12,801,336          12,337,656
     International Equity                  4,194,000           2,703,802

     For the six months ended February 28, 1997, U.S. Government Money Market had purchases and sales/maturities of short-term securities of $166,982,233 and $163,079,978 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 1997 the composition of unrealized appreciation (depreciation) of investment securities and the cost of investments for Federal income tax purposes were as follows:

                                        Appreciation       (Depreciation)          Net              Tax Cost
                                     ------------------------------------------------------------------------------
     Investment Quality Bond                $28,486            ($90,117)         ($61,631)          $20,515,281
     Municipal Bond                         119,526             (14,836)          104,690             6,468,232
     Large Capitalization Value           4,909,643            (403,355)        4,506,288            20,213,979
     Large Capitalization Growth          7,965,622            (717,355)        7,248,267            31,547,708
     Small Capitalization                 1,757,582          (1,518,101)          239,481            20,865,910
     International Equity                   853,966            (473,456)          380,510             7,690,173

February 28, 1997

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

--------------------------------------------------------------------------------

5.   AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized with $.001 par value per share.

6.   FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

     When a Portfolio purchases a put option, it is generally to hedge against adverse movements in the value of Portfolio holdings. The risk of buying an option is that the Portfolio will pay a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if an illiquid secondary market exists.

7.   SUBSEQUENT EVENT

     Effective April 14, 1997, Oppenheimer Capital transferred its interest in Saratoga Capital Management to Messrs. Ronald J. Goguen and John Sciavi (the "Transaction"). In connection with the Transaction, Unified Advisers, Inc. replaced OpCap Advisors as administrator of the Trust and Unified Management Corporation replaced OCC Distributors as the Trust's distributor. On April 11, 1997, shareholders approved a new investment management agreement between Saratoga Capital Management and the Trust with identical terms to the previous agreement except for effective and termination dates and also approved new investment advisory agreements between each Advisor and Saratoga Capital Management in respect to each portfolio with identical terms to the previous agreement except for effective and termination dates, and in the case of the Small Capitalization, a new Advisor, Thorsell Parker Partners, Inc.

     On February 13, 1997, PIMCO Advisors, L.P., a registered investment adviser with $110 billion in assets under management through various subsidiaries, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors, L.P., and its affiliate, Thomson Advisory Group, Inc. to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital (the parent of OpCap Advisors) and Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange, and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

--------------------------------------------------------------------------------

                                                        INCOME FROM
                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                        Net Realized
                                                            and
                          Net Asset                      Unrealized      Total
                            Value,           Net         Gain(Loss)      from
                          Beginning       Investment        on        Investment
                          of Period      Income(Loss)   Investments   Operations


U.S. Government Money
  Market Portfolio

Six Months Ended
   February 28, 1997 (7)  $1.000            $0.021         $0.000       $0.021
Year Ended August 31,
   1996                   $1.000             0.044          0.000        0.044
 September 2, 1994 (3)
   to August 31, 1995     $1.000(4)          0.052          0.000        0.052

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of
                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


U.S. Government Money Market Portfolio

Six Months Ended
   February 28, 1997 (7)                   ($0.021)        $ --           $ --           $1.000     2.12%   $27,303
Year Ended August 31,
   1996                                     (0.044)          --             --            1.000     4.47%    22,906

 September 2, 1994 (3)
   to August 31, 1995                       (0.052)          --             --            1.000     5.36%     5,072

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                            Expenses         Income(Loss)     Portfolio     Average
                                           to Average         to Average      Turnover    Commission
                                           Net Assets         Net Assets        Rate         Rate
U.S. Government Money
  Market Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.13% (1,2,5,6)    4.23%  (1,2,5)       --          $ --
Year Ended August 31,
   1996                                   1.13% (1,6)        4.30%  (1)           --            --
 September 2, 1994 (3)
   to August 31, 1995                     0.40% (1,5)        5.38%  (1,5)         --            --

(1) During the periods presented above, Saratoga Capital Management waived a portion or all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.43% and 3.92% , annualized, respectively, for the six months ended February 28, 1997, 1.79% and 3.64% , respectively, for the year ended August 31, 1996 and 6.69% and (0.91%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.


                                                        INCOME FROM
                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                        Net Realized
                                                            and
                          Net Asset                      Unrealized      Total
                            Value,           Net         Gain(Loss)      from
                          Beginning       Investment        on        Investment
                          of Period      Income(Loss)   Investments   Operations


Investment Quality
  Bond Portfolio

Six Months Ended
   February 28, 1997 (7)   $ 9.91           $0.25          $0.13        $0.38
Year Ended August 31,
   1996                     10.08            0.48          (0.16)        0.32
 September 2, 1994 (3)
   to August 31, 1995       10.00(4)         0.60           0.08         0.68

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of
                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


Investment Quality Bond Portfolio

Six Months Ended
   February 28, 1997 (7)                  ($0.25)          $ --          ($0.01)         $10.03     3.82%   $21,309
Year Ended August 31,
   1996                                    (0.48)          (0.01)           --             9.91     3.23%    16,864
 September 2, 1994 (3)
   to August 31, 1995                      (0.60)            --             --            10.08     7.12%     4,503

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                             Expenses         Income(Loss)     Portfolio     Average
                                            to Average         to Average      Turnover    Commission
                                            Net Assets         Net Assets        Rate         Rate


Investment Quality Bond Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.29% (1,2,5,6)    4.94%  (1,2,5)        6%         $ --
Year Ended August 31,
   1996                                   1.31% (1,6)        4.84%  (1)           55%           --

 September 2, 1994 (3)
   to August 31, 1995                     0.45% (1,5)        5.77%  (1,5)         18%           --

(1) During the periods presented above, Saratoga Capital Management waived a portion or all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.60% and 4.54% , annualized, respectively, for the six months ended February 28, 1997, 2.12% and 3.90% , respectively, for the year ended August 31, 1996 and 7.93% and (1.71%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.


                                                        INCOME FROM
                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                                 Net Realized
                                                                     and
                                 Net Asset                        Unrealized          Total
                                   Value            Net           Gain(Loss)          from
                                 Beginning       Investment          on            Investment
                                 of Period       Income(Loss)     Investments      Operations


Municipal Bond Portfolio

Six Months Ended
   February 28, 1997 (7)          $10.00            $0.21            $0.20             $0.41
Year Ended August 31,
   1996                             9.93             0.41             0.07              0.48
 September 2, 1994 (3)
   to August 31, 1995              10.00(4)          0.51            (0.07)             0.44

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of

                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


Municipal Bond Portfolio

Six Months Ended
   February 28, 1997 (7)                  ($0.21)          $ --           $ --           $10.20     4.11%    $6,724
Year Ended August 31,
   1996                                    (0.41)            --             --            10.00     4.88%     4,708
 September 2, 1994 (3)
   to August 31, 1995                      (0.51)            --             --             9.93     4.65%     1,477

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                             Expenses         Income(Loss)     Portfolio     Average
                                            to Average         to Average      Turnover    Commission
                                            Net Assets         Net Assets        Rate         Rate


Municipal Bond Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.23% (1,2,5,6)    4.16%  (1,2,5)        4%         $ --
Year Ended August 31,
   1996                                   1.23% (1,6)        4.03%  (1)           12%           --
 September 2, 1994 (3)
   to August 31, 1995                     0.37% (1,5)        4.79%  (1,5)         27%           --

(1) During the periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 3.40% and 1.96% , annualized, respectively, for the six months ended February 28, 1997, 5.32% and (0.12%), respectively, for the year ended August 31, 1996 and 20.15% and (14.99%), annualized, respectively, for the period September
      2, 1994 (commencement of operations) to August 31, 1995.


                                                        INCOME FROM

                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                        Net Realized
                                                            and
                          Net Asset                      Unrealized      Total
                            Value,           Net         Gain(Loss)      from
                          Beginning       Investment        on        Investment
                          of Period      Income(Loss)   Investments   Operations

Large Capitalization
  Value Portfolio

Six Months Ended
   February 28, 1997 (7)   $14.45           $0.03          $2.11        $2.14
Year Ended August 31,
   1996                     12.30            0.07           2.33         2.40
 September 2, 1994 (3)
   to August 31, 1995       10.00(4)         0.15           2.20         2.35

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of
                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


Large Capitalization Value Portfolio

Six Months Ended
   February 28, 1997 (7)                  ($0.08)         ($0.26)         $ --           $16.25    14.96%   $24,831
Year Ended August 31,
   1996                                    (0.11)          (0.14)           --            14.45    19.73%    18,274
 September 2, 1994 (3)
   to August 31, 1995                      (0.05)            --             --            12.30    23.60%     5,515

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                             Expenses         Income(Loss)     Portfolio     Average

                                            to Average         to Average      Turnover    Commission
                                            Net Assets         Net Assets        Rate         Rate


Large Capitalization Value Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.31% (1,2,5,6)    0.61%  (1,2,5)        8%      $0.0599
Year Ended August 31,
   1996                                   1.28% (1,6)        0.97%  (1)           26%       0.0565
 September 2, 1994 (3)
   to August 31, 1995                     0.40% (1,5)        2.29%  (1,5)         33%           --

(1) During the periods presented above, Saratoga Capital Management waived a portion or all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.68% and 0.24% , annualized, respectively, for the six months ended February 28, 1997, 2.19% and 0.04% , respectively, for the year ended August 31, 1996 and 6.54% and (3.85%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.


                                                        INCOME FROM
                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                        Net Realized
                                                            and
                          Net Asset                      Unrealized      Total
                            Value,           Net         Gain(Loss)      from
                          Beginning       Investment        on        Investment
                          of Period      Income(Loss)   Investments   Operations

Large Capitalization
  Growth Portfolio

Six Months Ended
   February 28, 1997 (7)    $13.16         ($0.00)         $2.51        $2.51
Year Ended August 31,
   1996                      12.86          (0.02)          0.35         0.33
 September 2, 1994 (3)
   to August 31, 1995        10.00(4)        0.02           2.85         2.87

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of
                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


Large Capitalization Growth Portfolio

Six Months Ended
   February 28, 1997 (7)                   $ --            $ --           $ --           $15.67    19.07%   $39,172
Year Ended August 31,
   1996                                    (0.01)          (0.02)           --            13.16     2.56%    33,962
 September 2, 1994 (3)
   to August 31, 1995                      (0.01)            --             --            12.86    28.77%    11,107

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                             Expenses         Income(Loss)     Portfolio     Average
                                            to Average         to Average      Turnover    Commission
                                            Net Assets         Net Assets        Rate         Rate


Large Capitalization Growth Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.35% (1,2,5,6)   (0.06%) (1,2,5)       28%      $0.0700
Year Ended August 31,
   1996                                   1.34% (1,6)       (0.13%) (1)           50%       0.0700
 September 2, 1994 (3)
   to August 31, 1995                     0.51% (1,5)        0.32%  (1,5)         23%           --

(1) During the periods presented above, Saratoga Capital Management waived a portion or all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.35% and (0.12%), annualized, respectively, for the six months ended February 28, 1997, 1.67% and (0.60%), respectively, for the year ended August 31, 1996 and 5.00% and (4.17%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.


                                                        INCOME FROM
                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                        Net Realized
                                                            and
                         Net Asset                       Unrealized      Total
                           Value,            Net         Gain(Loss)      from
                         Beginning        Investment        on        Investment
                         of Period       Income(Loss)   Investments   Operations

Small Capitalization
  Portfolio

Six Months Ended
   February 28, 1997 (7)  $13.58           ($0.05)        ($1.13)      ($1.18)
Year Ended August 31,
   1996                    12.62            (0.09)          1.44         1.35
 September 2, 1994 (3)
   to August 31, 1995      10.00(4)          0.02           2.61         2.63

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of
                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


Small Capitalization Portfolio

Six Months Ended
   February 28, 1997 (7)                   $ --           ($0.83)         $ --            $11.57    (9.23%)  $21,213
Year Ended August 31,

   1996                                    (0.00)          (0.39)           --             13.58    11.03%    22,071
 September 2, 1994 (3)
   to August 31, 1995                      (0.01)            --             --             12.62    26.38%    15,103

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                             Expenses         Income(Loss)     Portfolio     Average
                                            to Average         to Average      Turnover    Commission
                                            Net Assets         Net Assets        Rate         Rate


Small Capitalization Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.30% (1,2,5,6)   (1.02%) (1,2,5)       57%      $0.0598
Year Ended August 31,
   1996                                   1.25% (1,6)       (0.83%) (1)           95%       0.0595
 September 2, 1994 (3)
   to August 31, 1995                     0.42% (1,5)        0.07%  (1,5)        111%           --

(1) During the periods presented above, Saratoga Capital Management waived a portion or all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 1.71% and (1.42%), annualized, respectively, for the six months ended February 28, 1997, 1.84% and (1.42%), respectively, for the year ended August 31, 1996 and 3.57% and (3.08%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.


                                                        INCOME FROM
                                                    INVESTMENT OPERATIONS
                                         ---------------------------------------

                                                        Net Realized
                                                            and
                            Net Asset                    Unrealized      Total
                              Value,         Net         Gain(Loss)      from
                            Beginning     Investment        on        Investment
                            of Period    Income(Loss)   Investments   Operations


International Equity
  Portfolio

Six Months Ended
   February 28, 1997 (7)    $ 9.59         ($0.01)         $0.64        $0.63
Year Ended August 31,
   1996                       9.33           0.00           0.34         0.34
 September 2, 1994 (3)
   to August 31, 1995        10.00(4)        0.05          (0.71)       (0.66)

                                                         DIVIDENDS AND
                                                         DISTRIBUTIONS
                                         ----------------------------------------------

                                                        Distributions  Distributions
                                                              to             to
                                         Dividends to    Shareholders   Shareholders      Net                  Net
                                         Shareholders      from Net       from Net       Asset               Assets
                                           from Net     Realized Gains Realized Gains    Value,              End of
                                          Investment         on             on           End of     Total    Period
                                            Income        Securities   Foreign Currency  Period    Return*   (000's)


International Equity Portfolio

Six Months Ended
   February 28, 1997 (7)                  ($0.00)         ($0.00)        ($0.20)         $10.02     6.62%    $8,169
Year Ended August 31,
   1996                                    (0.03)          (0.05)           --             9.59     3.68%     6,857
 September 2, 1994 (3)
   to August 31, 1995                      (0.01)            --             --             9.33    (6.61%)    2,907

                                                                    RATIOS
                                          ------------------------------------------------------------

                                           Ratio of Net       Ratio of Net
                                            Operating          Investment
                                             Expenses         Income(Loss)     Portfolio     Average
                                            to Average         to Average      Turnover    Commission
                                            Net Assets         Net Assets        Rate         Rate


International Equity Portfolio

Six Months Ended
   February 28, 1997 (7)                  1.65% (1,2,5,6)   (0.11%) (1,2,5)       38%      $0.0575

Year Ended August 31,
   1996                                   1.65% (1,6)        0.23%  (1)           58%       0.0861
 September 2, 1994 (3)
   to August 31, 1995                     0.38% (1,5)        1.03%  (1,5)         36%           --

(1) During the periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the six months ended February 28, 1997 and for the year ended August 31, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and the ratios of net investment income (loss) to average daily net assets would have been 3.04% and (1.75%), annualized, respectively, for the six months ended February 28, 1997, 3.91% and (2.33%), respectively, for the year ended August 31, 1996 and 8.96% and (7.55%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

--------------------------------------------------------------------------------
(2) Average daily net assets for the six months ended February 28, 1997 were $23,980,752; $18,951,090; $5,617,867; $22,538,788; $39,873,914;
      $22,833,468 and $7,722,175 for U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity, respectively.
(3)   Commencement of operations.
(4)   Initial offering price.
(5)   Annualized.
(6)   Gross of expense offsets (See note 2a in Notes to Financial Statements)
(7)   Unaudited.
* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


                                       35